UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01241
Eaton Vance Growth Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
August 31
Date of Fiscal Year End
February 28, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report February 28, 2010

EATON VANCE ASIAN SMALL COMPANIES FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Asian Small Companies Fund as of February 28, 2010
INVESTMENT UPDATE
Economic and Market Conditions

Christopher Darling
Co-Portfolio Manager
•	Most global equity markets posted positive returns for the six months ending February 28, 2010. However, after the brisk upward momentum seen during the second half of 2009, global markets began to slow in the first two months of the new year, primarily due to renewed uncertainty about the sustainability of a broad-based economic recovery when the significant stimulus measures that helped spark the markets’ rebound last year are fully pared back.

Ng Guan Mean, CFA
Co-Portfolio Manager
•	Foreign equities in the developed world, as represented by the MSCI Europe, Australasia, Far East (EAFE) Index, produced marginally positive results for the six-month period, with the MSCI EAFE Index posting a modest 0.72% gain. By comparison, the Standard & Poor’s 500 Index, a proxy for the broad-based U.S. equity market, advanced 9.32%.[1] Within the developed world, equities in the Far East region — excluding those in Japan, an economy that continued to struggle — did relatively well, while those in Europe produced weaker results, especially during the final three months of the six-month period.

•	The momentum in global equities remained somewhat stronger in the emerging markets than in developed markets during the period, as measured by the MSCI Emerging Markets Index’s 12.19% return. But these still-developing world markets, too, saw their upward growth trajectory begin to flatten out in early 2010, as investors reacted to many of the same uncertainties about the likely consequences of government stimulus removal. Equities in some of the larger developing economies such as China, India and Brazil demonstrated solid returns during the period, while those in several of the smaller emerging markets economies were among the biggest laggards.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	For the six months ending February 28, 2010, the Fund[2] underperformed its primary benchmark, the MSCI All Country Asia ex Japan Small Cap Index (the Index), while outperforming the average return of funds in its Lipper peer group. On a sector basis, the Fund’s stock selection in information technology was the largest detractor from relative returns, while its holdings in China detracted the most on a regional level.

•	On average, China was the strongest regional market in the Index for the period, buoyed by sound economic fundamentals and a proactive fiscal policy. While the Fund’s above-benchmark weighting was beneficial, its contribution was more than offset by the short-term performance of the Fund’s more defensive positioning in investments with a mid- to longer-term outlook. Similarly, stock selection in Singapore further detracted from results.

•	In terms of sectors, Fund holdings in information technology and financials contributed to underperformance relative to the Index.
Total Return Performance
8/31/09 — 2/28/10

Class A3	9.96%
Class B3	9.73
MSCI All Country Asia ex Japan Small Cap Index[1]	16.05
Lipper Pacific Region Funds Average[1]	6.08
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. MSCI Index returns reflect dividends net of any applicable foreign withholding taxes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests in a separate registered investment company, Asian Small Companies Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, the returns would be lower. Absent expense reductions by Eaton Vance Management and Lloyd George Investment Management, the returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

1

Eaton Vance Asian Small Companies Fund as of February 28, 2010
INVESTMENT UPDATE
•	Conversely, above-benchmark allocations to South Korea provided a boost to relative performance, as did positive contributions from Fund holdings in Indonesia and Thailand. On a sector basis, stock selection in the industrials and consumer discretionary sectors further contributed to returns.

•	Moderating policy risk, a mild recovery in overseas demand and strong domestic demand all support our positive outlook for Asian equities this year. We do caution, however, that returns will be significantly more modest than last year and that growth, not speculative valuations, will likely be the key driver. Most of 2009’s returns were driven by a recovery in risk appetite arising from unprecedented government policy initiatives around the world. Historical experience suggests that the second year of recovery is typically more challenging. Inflation and liquidity withdrawal remain key risks and a potent source of market volatility.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Portfolio Composition
Top 10 Holdings1
By net assets

China Automation Group, Ltd.	7.0%
Ezion Holdings, Ltd.	4.4
Midas Holdings, Ltd.	4.3
CDL Hospitality Trusts	4.2
Ju Teng International Holdings, Ltd.	3.7
Singapore Airport Terminal Services, Ltd.	3.3
Ezra Holdings, Ltd.	3.3
Dialog Group Bhd	3.2
China State Construction International Holdings, Ltd.	3.2
Ausnutria Dairy Corp, Ltd.	2.1

[1]	Top 10 Holdings represented 38.7% of the Portfolio’s net assets as of 2/28/10. Excludes cash equivalents.
Country Weightings2
By net assets
Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 2/28/10. Excludes cash equivalents.

2

Eaton Vance Asian Small Companies Fund as of February 28, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B
Share Class Symbol	EVASX	EBASX

Average Annual Total Returns (at net asset value)
Six Months	9.96%	9.73%
One Year	85.81	84.91
Five Years	4.59	4.06
Ten Years	5.83	5.37
Life of Fund†	16.18	10.42

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	3.66%	4.73%
One Year	75.12	79.91
Five Years	3.36	3.78
Ten Years	5.21	5.37
Life of Fund†	15.56	10.42

†	Inception dates: Class A: 3/1/99; Class B: 10/8/99

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. Absent expense reductions by Eaton Vance Management and Lloyd George Investment Management, the returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual
Operating Expenses[2]	Class A	Class B

Gross Expense Ratio	2.85%	3.35%
Net Expense Ratio	2.70	3.20

[2]	Source: Prospectus dated 1/1/10. Net Expense Ratio reflects contractual expense reductions. Eaton Vance Management and Lloyd George Investment Management have agreed to reduce Total Annual Fund Operating Expenses by 0.05% annually. This agreement is contractual in nature and may not be terminated without shareholder approval. The Adviser and the Administrator have agreed to further reduce Total Annual Fund Operating Expenses by an additional 0.10% annually through December 31, 2010. Thereafter, the expense reduction may be changed or terminated at any time. Without these reductions, expenses would be higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Asian Small Companies Fund as of February 28, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 – February 28, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Asian Small Companies Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/09)	(2/28/10)	(9/1/09 – 2/28/10)

Actual
Class A	$1,000.00	$1,099.60	$11.61	**
Class B	$1,000.00	$1,097.30	$14.40	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,013.70	$11.13	**
Class B	$1,000.00	$1,011.10	$13.81	**

*	Expenses are equal to the Fund’s annualized expense ratio of 2.23% for Class A shares and 2.77% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent a waiver of expenses by affiliates, expenses would be higher.

4

Eaton Vance Asian Small Companies Fund as of February 28, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2010

Assets

Investment in Asian Small Companies Portfolio, at value (identified cost, $46,911,512)	$54,977,307
Receivable for Fund shares sold	38,330
Receivable from affiliates	6,349

Total assets	$55,021,986

Liabilities

Payable for Fund shares redeemed	$104,402
Payable to affiliates:
Management fee	10,582
Distribution and service fees	24,899
Accrued expenses	52,287

Total liabilities	$192,170

Net Assets	$54,829,816

Sources of Net Assets

Paid-in capital	$67,313,125
Accumulated net realized loss from Portfolio	(18,588,323)
Accumulated distributions in excess of net investment income	(1,960,781)
Net unrealized appreciation from Portfolio	8,065,795

Total	$54,829,816

Class A Shares

Net Assets	$41,888,977
Shares Outstanding	2,847,079
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.71
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.61

Class B Shares

Net Assets	$12,940,839
Shares Outstanding	890,373
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.53

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
February 28, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $33,340)	$419,607
Interest allocated from Portfolio	42
Expenses allocated from Portfolio	(362,969)

Total investment income from Portfolio	$56,680

Expenses

Management fee	$71,748
Distribution and service fees
Class A	100,226
Class B	69,109
Trustees’ fees and expenses	250
Custodian fee	6,386
Transfer and dividend disbursing agent fees	73,055
Legal and accounting services	11,987
Printing and postage	9,218
Registration fees	12,642
Miscellaneous	4,026

Total expenses	$358,647

Deduct —
Reduction and waiver of expenses by affiliates	$43,049

Total expense reductions	$43,049

Net expenses	$315,598

Net investment loss	$(258,918)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $154,409)	$3,643,491
Foreign currency transactions	(26,069)

Net realized gain	$3,617,422

Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $42,343)	$2,020,104
Foreign currency	1,658

Net change in unrealized appreciation (depreciation)	$2,021,762

Net realized and unrealized gain	$5,639,184

Net increase in net assets from operations	$5,380,266

See notes to financial statements

5

Eaton Vance Asian Small Companies Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2010	Year Ended
in Net Assets	(Unaudited)	August 31, 2009

From operations —
Net investment income (loss)	$(258,918)	$381,094
Net realized gain (loss) from investment and foreign currency transactions	3,617,422	(21,913,104)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	2,021,762	10,576,951

Net increase (decrease) in net assets from operations	$5,380,266	$(10,955,059)

Distributions to shareholders —
From net investment income
Class A	$(1,556,405)	$—
Class B	(419,563)	—
From net realized gain
Class A	—	(5,066,938)
Class B	—	(1,828,064)

Total distributions to shareholders	$(1,975,968)	$(6,895,002)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,895,452	$9,059,694
Class B	910,458	1,242,482
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,273,681	3,951,244
Class B	298,682	1,268,015
Cost of shares redeemed
Class A	(7,389,199)	(20,509,952)
Class B	(2,150,328)	(4,081,320)
Net asset value of shares exchanged
Class A	156,957	196,993
Class B	(156,957)	(196,993)
Redemption fees	847	1,324

Net decrease in net assets from Fund share transactions	$(2,160,407)	$(9,068,513)

Net increase (decrease) in net assets	$1,243,891	$(26,918,574)

Net Assets

At beginning of period	$53,585,925	$80,504,499

At end of period	$54,829,816	$53,585,925

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(1,960,781)	$274,105

See notes to financial statements

6

Eaton Vance Asian Small Companies Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009		2008	2007	2006	2005

Net asset value — Beginning of period	$13.840		$17.670		$36.150	$26.440	$18.900	$17.250

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.058)		$0.115		$0.468	$0.182	$0.246	$0.115
Net realized and unrealized gain (loss)	1.469		(1.900)		(14.502)	9.814	7.297	4.949

Total income (loss) from operations	$1.411		$(1.785)		$(14.034)	$9.996	$7.543	$5.064

Less Distributions

From net investment income	$(0.541)		$—		$(0.262)	$(0.095)	$(0.015)	$—
From net realized gain	—		(2.045)		(4.187)	(0.197)	—	(3.416)

Total distributions	$(0.541)		$(2.045)		$(4.449)	$(0.292)	$(0.015)	$(3.416)

Redemption fees(1)	$0.000	(2)	$0.000	(2)	$0.003	$0.006	$0.012	$0.002

Net asset value — End of period	$14.710		$13.840		$17.670	$36.150	$26.440	$18.900

Total Return(3)	9.96	%(4)	(3.82)%		(44.18)%	37.99%	39.99%	33.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$41,889		$40,429		$61,395	$232,415	$192,929	$52,018
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.23	%(7)(8)	2.66	%(8)	2.10%	1.99%	2.17%	2.44	%(8)
Net investment income (loss)	(0.77	)%(7)	1.02%		1.58%	0.54%	1.00%	0.65%
Portfolio Turnover of the Portfolio	47	%(4)	136%		38%	37%	33%	96%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser to the Portfolio and manager subsidized certain operating expenses (equal to 0.10% of average daily net assets for the six months ended February 28, 2010 and the year ended August 31, 2009). The investment adviser to the Portfolio voluntarily waived a portion of its investment adviser fee (equal to 0.04% of average daily net assets for the year ended August 31, 2005). Absent this waiver and/or subsidy, total return would be lower.

See notes to financial statements

7

Eaton Vance Asian Small Companies Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009		2008	2007		2006	2005

Net asset value — Beginning of period	$13.650		$17.550		$35.930	$26.340		$18.910	$19.940

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.097)		$0.057		$0.328	$(0.000	)(2)	$0.119	$0.016
Net realized and unrealized gain (loss)	1.444		(1.912)		(14.453)	9.781		7.300	5.249

Total income (loss) from operations	$1.347		$(1.855)		$(14.125)	$9.781		$7.419	$5.265

Less Distributions

From net investment income	$(0.467)		$—		$(0.071)	$—		$—	$—
From net realized gain	—		(2.045)		(4.187)	(0.197)		—	(6.299)

Total distributions	$(0.467)		$(2.045)		$(4.258)	$(0.197)		$—	$(6.299)

Redemption fees(1)	$0.000	(2)	$0.000	(2)	$0.003	$0.006		$0.011	$0.004

Net asset value — End of period	$14.530		$13.650		$17.550	$35.930		$26.340	$18.910

Total Return(3)	9.73	%(4)	(4.31)%		(44.50)%	37.26%		39.29%	32.88%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,941		$13,157		$19,110	$48,084		$39,904	$12,158
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.77	%(7)(8)	3.20	%(8)	2.64%	2.52%		2.68%	2.94	%(8)
Net investment income (loss)	(1.31	)%(7)	0.52%		1.14%	(0.00	)%(9)	0.49%	0.09%
Portfolio Turnover of the Portfolio	47	%(4)	136%		38%	37%		33%	96%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser to the Portfolio and manager subsidized certain operating expenses (equal to 0.10% of average daily net assets for the six months ended February 28, 2010 and the year ended August 31, 2009). The investment adviser to the Portfolio voluntarily waived a portion of its investment adviser fee (equal to 0.04% of average daily net assets for the year ended August 31, 2005). Absent this waiver and/or subsidy, total return would be lower.

(9)	Amount is less than (0.005)%.

See notes to financial statements

8

Eaton Vance Asian Small Companies Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Asian Small Companies Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Asian Small Companies Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (42.1% at February 28, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Fund’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Fund’s application of generally accepted accounting principles.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $9,993,887 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on August 31, 2017.

Additionally, at August 31, 2009, the Fund had a net capital loss of $11,534,881 attributable to security transactions incurred after October 31, 2008. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2010.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions

9

Eaton Vance Asian Small Companies Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is computed at an annual rate of 0.25% of the Fund’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. For the six months ended February 28, 2010, the management fee was equivalent to 0.25% (annualized) of the Fund’s average daily net assets and amounted to $71,748. In addition, investment adviser and administration fees are paid by the Portfolio to Lloyd George Investment Management (Bermuda) Limited (Lloyd George) and to EVM, respectively. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Effective March 27, 2006, Lloyd George and EVM agreed to contractually reduce the Fund’s total operating expenses in an amount equal to 0.05% annually of the Fund’s average daily net assets. Such reduction is shared equally by EVM and Lloyd George and may not be terminated without shareholder approval. In addition, effective April 27, 2009, Lloyd George and EVM have agreed to further reduce the Fund’s total operating expenses by an additional 0.10% annually of the Fund’s average daily net assets through April 30, 2010. Thereafter, this expense reduction may be changed or terminated at any time. Such additional reduction is also shared equally by EVM and Lloyd George. Pursuant to these agreements, EVM and Lloyd George were allocated $43,049 in total of the Fund’s operating expenses for the six months ended February 28, 2010. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2010, EVM earned $2,897 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,009 as its portion of the sales charge on sales of Class A shares for the six months

10

Eaton Vance Asian Small Companies Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

ended February 28, 2010. EVD also received distribution and service fees from Class A and Class B shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) and Class B shares (Class B Plan) (collectively, the Plans), pursuant to Rule 12b-1 under the 1940 Act. The Plans require the Fund to pay EVD amounts equal to an annual rate of 0.75% of its average daily net assets attributable to Class B shares and an amount equal to (a) 0.50% of that portion of its average daily net assets attributable to Class A shares which have remained outstanding for one year or less and (b) 0.25% of that portion of its average daily net assets which is attributable to Class A shares which have remained outstanding for more than one year, for providing ongoing distribution services to the Fund. Effective May 19, 2006, the Trustees agreed to a change in the percentage of the Class A Plan pertaining to average net assets attributable to shares which remain outstanding for more than one year from 0.25% to 0.20%, such reduction to continue while the Fund was closed to new investors. The rate change was extended when the Fund reopened to new investors on May 9, 2008 and remains in effect. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class B, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class B and by Lloyd George in consideration of EVD’s distribution efforts. The amounts paid by Lloyd George to EVD are equivalent to 0.15% per annum of the Fund’s average daily net assets attributable to Class B shares and are made from Lloyd George’s own resources, not Fund assets. For the six months ended February 28, 2010, the Fund paid or accrued to EVD $60,961 and $51,832 for Class A and Class B shares, respectively, representing 0.28% and 0.75% (annualized) of the average daily net assets of Class A and Class B shares, respectively. At February 28, 2010, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plan was approximately $333,000.

The Class A Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class B Plan authorizes the Fund to make payments of service fees equal to 0.25% per annum of its average daily net assets attributable to Class B shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2010 amounted to $39,265 and $17,277 for Class A and Class B shares, respectively, representing 0.18% and 0.25% (annualized) of the average daily net assets for Class A and Class B shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B Plan. CDSCs received on Class B redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2010, the Fund was informed that EVD received approximately $20,000 of CDSCs paid by Class B shareholders, and no CDSCs paid by Class A shareholders.

6   Investment Transactions

For the six months ended February 28, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,437,681 and $6,445,334, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

11

Eaton Vance Asian Small Companies Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	February 28, 2010	Year Ended
Class A	(Unaudited)	August 31, 2009

Sales	322,960	758,950
Issued to shareholders electing to receive payments of distributions in Fund shares	81,282	440,495
Redemptions	(489,426)	(1,770,777)
Exchange from Class B shares	10,247	18,338

Net decrease	(74,937)	(552,994)

	Six Months Ended
	February 28, 2010	Year Ended
Class B	(Unaudited)	August 31, 2009

Sales	60,235	117,856
Issued to shareholders electing to receive payments of distributions in Fund shares	19,269	142,795
Redemptions	(142,861)	(366,571)
Exchange to Class A shares	(10,393)	(18,533)

Net decrease	(73,750)	(124,453)

For the six months ended February 28, 2010 and year ended August 31, 2009, the Fund received $847 and $1,324, respectively, in redemption fees.

12

Asian Small Companies Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value

China — 35.5%

Building Products — 1.0%

Ying Li International Real Estate, Ltd.(1)	4,055,000	$1,311,048

		$1,311,048

Construction & Engineering — 3.2%

China State Construction International Holdings, Ltd.	11,301,600	$4,137,805

		$4,137,805

Electronic Equipment, Instruments & Components — 6.2%

China High Precision Automation Group, Ltd.(1)	2,323,000	$1,511,328
Hollysys Automation Technologies, Ltd.(1)	181,900	1,829,914
Ju Teng International Holdings, Ltd.	5,640,000	4,782,413

		$8,123,655

Food Products — 3.6%

Ausnutria Dairy Corp, Ltd.(1)	3,951,000	$2,814,817
Uni-President China Holdings, Ltd.	3,113,000	1,853,489

		$4,668,306

Household Durables — 1.6%

Skyworth Digital Holdings, Ltd.	2,088,000	$2,022,470

		$2,022,470

Machinery — 9.2%

China Automation Group, Ltd.	14,199,000	$9,108,007
Greens Holdings, Ltd.(1)	8,288,000	1,900,587
Sany Heavy Equipment International Holdings Co., Ltd.(1)	955,000	976,881

		$11,985,475

Metals & Mining — 4.3%

Midas Holdings, Ltd.	7,964,000	$5,662,145

		$5,662,145

Multiline Retail — 0.6%

PCD Stores, Ltd.(1)	2,376,000	$786,679

		$786,679

Personal Products — 0.5%

BaWang International Group Holding, Ltd.(1)	1,256,000	$698,847

		$698,847

Real Estate Investment Trusts (REITs) — 2.1%

CapitaRetail China Trust	3,251,000	$2,679,021

		$2,679,021

Real Estate Management & Development — 2.3%

KWG Property Holding, Ltd.	2,351,000	$1,560,147
SOHO China, Ltd.	3,004,500	1,483,216

		$3,043,363

Textiles, Apparel & Luxury Goods — 0.9%

Lilang (China) Co., Ltd.(1)	1,589,000	$1,220,804

		$1,220,804

Total China
(identified cost $32,839,187)		$46,339,618

Hong Kong — 1.0%

Media — 1.0%

Pico Far East Holdings, Ltd.	7,340,000	$1,370,253

		$1,370,253

Textiles, Apparel & Luxury Goods — 0.0%

Peace Mark (Holdings), Ltd.(1)(2)	14,298,000	$0

		$0

Total Hong Kong
(identified cost $4,776,671)		$1,370,253

India — 5.1%

Chemicals — 1.4%

United Phosphorus, Ltd.	562,040	$1,843,378

		$1,843,378

See notes to financial statements

13

Asian Small Companies Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Consumer Finance — 1.6%

Shriram Transport Finance Co., Ltd.	208,250	$2,088,745

		$2,088,745

Electrical Equipment — 0.6%

Crompton Greaves, Ltd.	82,450	$744,729

		$744,729

Real Estate Management & Development — 0.8%

Housing Development & Infrastructure, Ltd.(1)	172,870	$1,109,559

		$1,109,559

Software — 0.7%

ICSA (India), Ltd.	303,711	$874,600

		$874,600

Total India
(identified cost $4,632,104)		$6,661,011

Indonesia — 7.7%

Construction Materials — 1.4%

Semen Gresik (Persero) Tbk PT	2,222,500	$1,813,062

		$1,813,062

Food Products — 1.3%

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,713,000	$1,658,025

		$1,658,025

Multiline Retail — 1.6%

Ramayana Lestari Sentosa Tbk PT	22,774,000	$2,043,904

		$2,043,904

Oil, Gas & Consumable Fuels — 1.5%

Indo Tambangraya Megah Tbk PT	592,500	$2,008,309

		$2,008,309

Textiles, Apparel & Luxury Goods — 0.9%

Delta Dunia Makmur Tbk PT(1)	7,401,500	$1,246,417

		$1,246,417

Trading Companies & Distributors — 1.0%

AKR Corporindo Tbk PT	12,256,400	$1,344,156

		$1,344,156

Total Indonesia (identified cost $6,440,610)		$10,113,873

Malaysia — 4.8%

Construction & Engineering — 3.2%

Dialog Group Bhd	13,965,070	$4,148,280

		$4,148,280

Tobacco — 0.8%

British American Tobacco Malaysia Bhd	85,300	$1,052,121

		$1,052,121

Transportation Infrastructure — 0.5%

PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd	691,800	$700,476

		$700,476

Wireless Telecommunication Services — 0.3%

Digi.com Bhd	53,100	$351,572

		$351,572

Total Malaysia (identified cost $5,723,027)		$6,252,449

Philippines — 1.2%

Wireless Telecommunication Services — 1.2%

Globe Telecom, Inc.	72,560	$1,522,885

		$1,522,885

Total Philippines
(identified cost $1,494,261)		$1,522,885

Singapore — 27.5%

Air Freight & Logistics — 1.1%

Singapore Post, Ltd.	1,891,000	$1,411,056

		$1,411,056

See notes to financial statements

14

Asian Small Companies Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Construction & Engineering — 1.6%

PEC, Ltd.(1)	4,088,000	$2,111,897

		$2,111,897

Electronic Equipment, Instruments & Components — 1.8%

Venture Corp., Ltd.	399,000	$2,393,749

		$2,393,749

Energy Equipment & Services — 7.7%

Ezion Holdings, Ltd.	10,848,000	$5,786,613
Ezra Holdings, Ltd.	2,693,000	4,287,020

		$10,073,633

IT Services — 1.8%

CSE Global, Ltd.	3,734,000	$2,374,876

		$2,374,876

Oil, Gas & Consumable Fuels — 1.7%

Straits Asia Resources, Ltd.	1,525,000	$2,190,139

		$2,190,139

Real Estate Investment Trusts (REITs) — 6.4%

CDL Hospitality Trusts	4,528,000	$5,446,053
Frasers Centrepoint Trust	1,502,000	1,443,808
Parkway Life Real Estate Investment Trust	1,599,000	1,467,422

		$8,357,283

Transportation Infrastructure — 3.3%

Singapore Airport Terminal Services, Ltd.	2,337,000	$4,338,725

		$4,338,725

Wireless Telecommunication Services — 2.1%

MobileOne, Ltd.	1,841,000	$2,696,631

		$2,696,631

Total Singapore
(identified cost $26,921,565)		$35,947,989

South Korea — 2.6%

Containers & Packaging — 0.8%

Lock & Lock Co., Ltd.	52,450	$1,019,698

		$1,019,698

Media — 1.8%

Woongjin Thinkbig Co., Ltd.	110,550	$2,359,536

		$2,359,536

Total South Korea
(identified cost $2,799,202)		$3,379,234

Taiwan — 9.4%

Chemicals — 1.8%

Taiwan Fertilizer Co., Ltd.	792,000	$2,393,519

		$2,393,519

Commercial Banks — 0.9%

SinoPac Financial Holdings Co., Ltd.(1)	3,542,000	$1,142,019

		$1,142,019

Computers & Peripherals — 2.3%

Simplo Technology Co., Ltd.	342,100	$1,795,943
Wistron Corp.	721,000	1,236,644

		$3,032,587

Semiconductors & Semiconductor Equipment — 2.9%

Greatek Electronics, Inc.	2,021,320	$1,945,261
Powertech Technology, Inc.	540,000	1,835,742

		$3,781,003

Textiles, Apparel & Luxury Goods — 1.5%

Ruentex Industries, Ltd.(1)	1,149,000	$1,958,337

		$1,958,337

Total Taiwan (identified cost $10,284,282)		$12,307,465

See notes to financial statements

15

Asian Small Companies Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Thailand — 1.7%

Insurance — 1.7%

Bangkok Life Assurance PCL NVDR	3,028,700	$2,160,335

		$2,160,335

Total Thailand (identified cost $1,405,050)		$2,160,335

Total Common Stocks
(identified cost $97,315,959)		$126,055,112

Short-Term Investments — 1.5%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 3/1/10	$1,899	$1,899,283

Total Short-Term Investments
(identified cost $1,899,283)		$1,899,283

Total Investments — 98.0%
(identified cost $99,215,242)		$127,954,395

Other Assets, Less Liabilities — 2.0%		$2,655,342

Net Assets — 100.0%		$130,609,737

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL - Public Company Ltd.

NVDR - Non-Voting Depositary Receipt

(1)	Non-income producing security.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

See notes to financial statements

16

Asian Small Companies Portfolio as of February 28, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2010

Assets

Investments, at value (identified cost, $99,215,242)	$127,954,395
Foreign currency, at value (identified cost, $1,689,496)	1,689,272
Dividends and interest receivable	241,363
Receivable for investments sold	2,489,453

Total assets	$132,374,483

Liabilities

Payable for investments purchased	$1,448,650
Payable to affiliates:
Investment adviser fee	83,230
Administration fee	25,531
Accrued foreign capital gains taxes	113,314
Accrued expenses	94,021

Total liabilities	$1,764,746

Net Assets applicable to investors’ interest in Portfolio	$130,609,737

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$101,983,859
Net unrealized appreciation	28,625,878

Total	$130,609,737

Statement of Operations

For the Six Months Ended
February 28, 2010

Investment Income

Dividends (net of foreign taxes, $79,772)	$1,000,912
Interest	99

Total investment income	$1,001,011

Expenses

Investment adviser fee	$519,444
Administration fee	171,870
Trustees’ fees and expenses	2,663
Custodian fee	143,459
Legal and accounting services	24,933
Miscellaneous	5,133

Total expenses	$867,502

Net investment income	$133,509

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $366,906)	$9,434,960
Foreign currency transactions	(62,341)

Net realized gain	$9,372,619

Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $97,312)	$4,083,469
Foreign currency	3,475

Net change in unrealized appreciation (depreciation)	$4,086,944

Net realized and unrealized gain	$13,459,563

Net increase in net assets from operations	$13,593,072

See notes to financial statements

17

Asian Small Companies Portfolio as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2010	Year Ended
in Net Assets	(Unaudited)	August 31, 2009

From operations —
Net investment income	$133,509	$2,034,794
Net realized gain (loss) from investment and foreign currency transactions	9,372,619	(36,313,169)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	4,086,944	18,238,472

Net increase (decrease) in net assets from operations	$13,593,072	$(16,039,903)

Capital transactions —
Contributions	$4,437,681	$26,211,517
Withdrawals	(14,913,769)	(39,970,764)

Net decrease in net assets from capital transactions	$(10,476,088)	$(13,759,247)

Net increase (decrease) in net assets	$3,116,984	$(29,799,150)

Net Assets

At beginning of period	$127,492,753	$157,291,903

At end of period	$130,609,737	$127,492,753

See notes to financial statements

18

Asian Small Companies Portfolio as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.26	%(2)	1.40%	1.22%	1.14%	1.20%	1.27	%(3)
Net investment income	0.19	%(2)	2.24%	2.39%	1.42%	2.01%	1.76%
Portfolio Turnover	47	%(4)	136%	38%	37%	33%	96%

Total Return	10.48	%(4)	(2.59)%	(43.66)%	39.14%	41.33%	35.07%

Net assets, end of period (000’s omitted)	$130,610		$127,493	$157,292	$693,827	$488,982	$171,610

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser voluntarily waived a portion of its investment adviser fee equal to 0.04% of average daily net assets for the year ended August 31, 2005. Absent this waiver, total return would be lower.

(4)	Not annualized.

See notes to financial statements

19

Asian Small Companies Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2010, Eaton Vance Asian Small Companies Fund held a 42.1% interest in the Portfolio. In addition, an unregistered fund advised by the adviser to the Portfolio held a 57.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Portfolio’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Portfolio’s application of generally accepted accounting principles.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes

20

Asian Small Companies Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of February 28, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (Lloyd George), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. For the six months ended February 28, 2010, the investment adviser fee was 0.75% (annualized) of the Portfolio’s average daily net assets and amounted to $519,444. In addition, an administration fee is earned by

21

Asian Small Companies Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level. For the six months ended February 28, 2010, the administration fee was 0.25% (annualized) of the Portfolio’s average daily net assets and amounted to $171,870.

Except for Trustees of the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $62,360,883 and $73,466,949, respectively, for the six months ended February 28, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$102,903,294

Gross unrealized appreciation	$30,484,013
Gross unrealized depreciation	(5,432,912)

Net unrealized appreciation	$25,051,101

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2010.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

22

Asian Small Companies Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
China	$9,820,206	$36,519,412		$—	$46,339,618
Hong Kong	—	1,370,253		0	1,370,253
India	—	6,661,011		—	6,661,011
Indonesia	—	10,113,873		—	10,113,873
Malaysia	—	6,252,449		—	6,252,449
Philippines	—	1,522,885		—	1,522,885
Singapore	—	35,947,989		—	35,947,989
South Korea	1,019,698	2,359,536		—	3,379,234
Taiwan	—	12,307,465		—	12,307,465
Thailand	—	2,160,335		—	2,160,335

Total Common Stocks	$10,839,904	$115,215,208	*	$0	$126,055,112

Short-Term Investments	$—	$1,899,283		$—	$1,899,283

Total Investments	$10,839,904	$117,114,491		$0	$127,954,395

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks

Balance as of August 31, 2009	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)*	0
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of February 28, 2010	$0

Change in net unrealized appreciation (depreciation) on investments still held as of February 28, 2010*	$0

*	Amount is included in the related amount on investments in the Statement of Operations.

All Level 3 investments held at February 28, 2010 and August 31, 2009 were valued at $0.

23

Eaton Vance Asian Small Companies Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

24

Eaton Vance Asian Small Companies Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Asian Small Companies Portfolio (the “Portfolio”), the portfolio in which the Eaton Vance Asian Small Companies Fund (the “Fund”) invests, with Lloyd George Investment Management (Bermuda) Limited (the “Adviser”), as well as the administration agreement of the Portfolio with Eaton Vance Management (the “Administrator”), and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser’s and Administrator’s management capabilities and the Adviser’s investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets, including Asia. The Board noted the Adviser’s experience in managing equity funds that invest in Asian securities. The Board noted that the Adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment team with first hand knowledge of country and market factors affecting securities in which the Portfolio invests. The Board evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the Adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser, the Administrator and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Administrator and its affiliates to requests from the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

25

Eaton Vance Asian Small Companies Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

The Board considered EVM’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered EVM’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2008 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual management, advisory and administrative fee rates payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser and the Administrator had undertaken to waive fees and/or pay expenses of the Fund permanently in an agreed-upon amount.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Administrator, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s and Administrator’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

26

Eaton Vance Asian Small Companies Fund

OFFICERS AND TRUSTEES

Eaton Vance Asian Small Companies Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Asian Small Companies Portfolio

Officers
Hon. Robert Lloyd George
President

William Walter Raleigh Kerr
Vice President

Christopher Darling
Vice President

Ng Guan Mean
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

27

This Page Intentionally Left Blank

Sponsor and Manager of Eaton Vance Asian Small Companies Fund
and Administrator of Asian Small Companies Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Investment Adviser of Asian Small Companies Portfolio
Lloyd George Investment Management (Bermuda) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Asian Small Companies Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

405-4/10	ASSRC

Eaton Vance
Investment Managers

Semiannual Report February 28, 2010

EATON VANCE GREATER CHINA GROWTH FUND

EATON VANCE GREATER CHINA GROWTH FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Greater China Growth Fund  a s  o f  F e b r u a r y  2 8 ,  2 0 1 0
I N V E S T M E N T    U P D A T E

Economic and Market Conditions

•	Most global equity markets posted positive returns for the six months ending February 28, 2010. However, after the brisk

Pamela Chan
Portfolio Manager
upward momentum seen during the second half of 2009, global markets began to slow in the first two months of the new year, primarily due to renewed uncertainty about the sustainability of a broad-based economic recovery when the significant stimulus measures that helped spark the markets’ rebound last year are fully pared back.
• Foreign equities in the developed world, as represented by the MSCI Europe, Australasia, Far East (EAFE) Index, produced marginally positive results for the six-month period, with the MSCI EAFE Index posting a modest 0.72% gain. By comparison, the Standard & Poor’s 500 Index, a proxy for the broad-based U.S. equity market, advanced 9.32%.1 Within the developed world, equities in the Far East region – excluding those in Japan, an economy that continued to struggle – did relatively well, while those in Europe produced weaker results, especially during the final three months of the six-month period.
•	The momentum in global equities remained somewhat stronger in the emerging markets than in developed markets during the period, as measured by the MSCI Emerging Markets Index’s 12.19% return. But these still-developing world markets, too, saw their upward growth trajectory begin to flatten out in early 2010, as investors reacted to many of the same uncertainties about the likely consequences of government stimulus removal. Equities in some of the larger developing economies such as China, India and Brazil demonstrated solid returns during the period, while those in several of the smaller emerging markets economies were among the biggest laggards.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion

•	For the six months ending February 28, 2010, the Fund[2] outperformed its primary benchmark, the MSCI Golden Dragon Index (the Index), although it trailed its Lipper peer group average.

•	After a rocky start to 2010, Asian equities continued to demonstrate growth, ending the six-month period with respectable gains. In China, the largest country weighting for both the Fund and the Index, strong economic data and proactive fiscal policies continued to point to a broadening recovery, although the government started credit tightening earlier than expected. Hong Kong remained somewhat more volatile; however, basic economic indicators, as well as imports and exports, showed ongoing improvement. Despite jitters in the technology sector in February, Taiwan outperformed both China and Hong Kong for the period, thanks in part to a strengthening infrastructure picture.

•	The Fund was overweighted in China, which benefitted returns relative to the Index, and underweighted in both Hong Kong and Taiwan, which detracted. The Fund’s overweighting in China during the period was based on the belief that its economy would continue

Total Return Performance
8/31/09 – 2/28/10

Class A3	8.82%
Class B3	8.50
Class C3	8.52
Class I3	0.79	*
MSCI Golden Dragon Index[1]	8.20
Lipper China Region Funds Average[1]	10.31
* Performance is cumulative since share class inception on 10/1/09.
See page 3 for more performance information.

[1]
It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. MSCI Index returns reflect dividends net of any applicable foreign withholding taxes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]
The Fund currently invests in a separate registered investment company, Greater China Growth Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]
Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Absent expense reductions by Eaton Vance Management and Lloyd George Investment Management, the returns would be lower. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

1

Eaton Vance Greater China Growth Fund  a s  o f  F e b r u a r y  2 8 ,  2 0 1 0
I N V E S T M E N T    U P D A T E

to grow at a reasonably strong rate over the medium term, despite much slower corporate earnings growth in 2009. The Fund maintained its underweighting in Hong Kong and in Taiwan, which could be facing headwinds later in 2010, given the cyclicality of its dominant technology sector.

•	In general, the Fund was overweighted in consumer discretionary, consumer staples, health care, industrials and materials. The largest overweight was in the consumer discretionary sector, on the strength of growing consumer consumption in China. The overweight stance contributed to Fund returns, although the positive effect was somewhat offset by stock selection. A similar story was seen in health care and consumer staples: positive overweightings, relative to the Index, offset by the lagging performance of Fund holdings. Conversely, the overweighted allocation in materials proved detrimental, as did stock selection, while Fund selections in financials further detracted from relative returns.

•	Moderating policy risk, a mild recovery in overseas demand and strong domestic demand all support our positive outlook for Asian equities this year. We do caution, however, that returns will be significantly more modest than last year and that growth, not speculative valuations, will likely be the key driver. Most of 2009’s returns were driven by a recovery in risk appetite arising from unprecedented government policy initiatives around the world. Historical experience suggests that the second year of recovery is typically more challenging. Inflation and liquidity withdrawal remain key risks and a potent source of market volatility.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Portfolio Composition

Top 10 Holdings1

By net assets

China Mobile, Ltd.	3.9%
China Life Insurance Co., Ltd., Class H	3.5
Tencent Holdings, Ltd.	3.4
China Construction Bank, Class H	3.0
Hon Hai Precision Industry Co., Ltd.	2.8
Industrial & Commercial Bank of China, Ltd., Class H	2.8
CNOOC, Ltd.	2.6
China Shenhua Energy Co., Ltd., Class H	2.4
BOC Hong Kong Holdings, Ltd.	2.3
Li & Fung, Ltd.	2.1

[1]	Top 10 Holdings represented 28.8% of the Portfolio’s net assets as of 2/28/10. Excludes cash equivalents.
Country Weightings2

By net assets
Sector Weightings2

By net assets

[2]	As a percentage of the Portfolio’s net assets as of 2/28/10. Excludes cash equivalents.

2

Eaton Vance Greater China Growth Fund  a s  o f  F e b r u a r y  2 8 ,  2 0 1 0
F U N D    P E R F O R M A N C E

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EVCGX	EMCGX	ECCGX	EICGX

Average Annual Total Returns (at net asset value)

Six Months	8.82%	8.50%	8.52%	N.A.
One Year	67.03	66.12	66.07	N.A.
Five Years	13.32	12.76	12.76	N.A.
Ten Years	5.77	5.16	5.14	N.A.
Life of Fund†	6.59	5.17	2.79	0.79	%††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	2.54%	3.50%	7.52%	N.A.
One Year	57.39	61.12	65.07	N.A.
Five Years	11.99	12.51	12.76	N.A.
Ten Years	5.15	5.16	5.14	N.A.
Life of Fund†	6.23	5.17	2.79	0.79	%††

†Inception dates: Class A: 10/28/92; Class B: 6/7/93; Class C: 12/28/93; Class I: 10/1/09

††	Performance is cumulative since share class inception.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. Absent expense reductions by Eaton Vance Management and Lloyd George Investment Management, the returns would be lower. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Gross Expense Ratio	2.37%	2.87%	2.87%	1.87%
Net Expense Ratio	2.32	2.82	2.82	1.82

[2]	Source: Prospectus dated 1/1/10. Net Expense Ratio reflects a contractual expense reduction. Eaton Vance Management and Lloyd George Investment Management have agreed to reduce Total Annual Fund Operating Expenses by 0.05% annually. This agreement is contractual in nature and may not be terminated without shareholder approval. Without this reduction, expenses would be higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Greater China Growth Fund as of February 28, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 – February 28, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Greater China Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(9/1/09)	(2/28/10)	(9/1/09 – 2/28/10)

Actual*
Class A	$1,000.00	$1,088.20	$11.65
Class B	$1,000.00	$1,085.00	$14.22
Class C	$1,000.00	$1,085.20	$14.22
Class I	$1,000.00	$1,007.90	$7.27

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,013.60	$11.23
Class B	$1,000.00	$1,011.20	$13.71
Class C	$1,000.00	$1,011.20	$13.71
Class I	$1,000.00	$1,016.10	$8.75

*	Class I had not commenced operations as of September 1, 2009. Actual expenses are equal to the Fund’s annualized expense ratio of 2.25% for Class A shares, 2.75% for Class B shares, 2.75% for Class C shares and 1.75% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 for Class A, Class B and Class C (to reflect the one-half year period) and by 151/365 for Class I (to reflect the period from commencement of operations on October 1, 2009 to February 28, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2009 (September 30, 2009 for Class I). The Example reflects the expenses of both the Fund and the Portfolio.

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 2.25% for Class A shares, 2.75% for Class B shares, 2.75% for Class C shares and 1.75% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2009 (September 30, 2009 for Class I). The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Greater China Growth Fund as of February 28, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2010

Assets

Investment in Greater China Growth Portfolio, at value (identified cost, $214,885,761)	$246,603,164
Receivable for Fund shares sold	257,794
Receivable from affiliates	9,436
Other assets	10,028

Total assets	$246,880,422

Liabilities

Payable for Fund shares redeemed	$650,064
Payable to affiliates:
Management fee	47,178
Distribution and service fees	122,596
Accrued expenses	190,730

Total liabilities	$1,010,568

Net Assets	$245,869,854

Sources of Net Assets

Paid-in capital	$219,383,689
Accumulated distributions in excess of net realized gain	(3,256,537)
Accumulated net investment loss	(1,974,701)
Net unrealized appreciation from Portfolio	31,717,403

Total	$245,869,854

Class A Shares

Net Assets	$160,625,077
Shares Outstanding	7,787,175
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.63
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$21.89

Class B Shares

Net Assets	$30,685,963
Shares Outstanding	1,510,666
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$20.31

Class C Shares

Net Assets	$48,528,363
Shares Outstanding	2,394,477
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$20.27

Class I Shares

Net Assets	$6,030,451
Shares Outstanding	292,853
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.59

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
February 28, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $38,591)	$1,135,065
Interest allocated from Portfolio	141
Miscellaneous income	10,028
Expenses allocated from Portfolio	(1,620,748)

Total investment loss	$(475,514)

Expenses

Management fee	$323,883
Distribution and service fees
Class A	425,925
Class B	163,892
Class C	259,112
Trustees’ fees and expenses	250
Custodian fee	14,000
Transfer and dividend disbursing agent fees	296,461
Legal and accounting services	14,413
Printing and postage	26,618
Registration fees	32,453
Miscellaneous	7,142

Total expenses	$1,564,149

Deduct —
Expense reduction by affiliates	$64,776

Total expense reductions	$64,776

Net expenses	$1,499,373

Net investment loss	$(1,974,887)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$12,263,346
Foreign currency transactions	102,752

Net realized gain	$12,366,098

Change in unrealized appreciation (depreciation) —
Investments	$10,060,562
Foreign currency	(16,130)

Net change in unrealized appreciation (depreciation)	$10,044,432

Net realized and unrealized gain	$22,410,530

Net increase in net assets from operations	$20,435,643

See notes to financial statements

5

Eaton Vance Greater China Growth Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2010	Year Ended
in Net Assets	(Unaudited)	August 31, 2009

From operations —
Net investment income (loss)	$(1,974,887)	$1,583,048
Net realized gain (loss) from investment and foreign currency transactions	12,366,098	(13,409,292)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	10,044,432	(2,133,450)

Net increase (decrease) in net assets from operations	$20,435,643	$(13,959,694)

Distributions to shareholders —
From net investment income
Class A	$(978,239)	$—
Class B	(65,037)	—
Class C	(103,184)	—
Class I	(60,914)	—
From net realized gain
Class A	(1,966,686)	(20,231,788)
Class B	(389,752)	(3,772,394)
Class C	(615,420)	(5,820,975)
Class I	(70,513)	—

Total distributions to shareholders	$(4,249,745)	$(29,825,157)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,229,750	$27,065,790
Class B	3,002,737	4,786,149
Class C	5,576,673	12,379,037
Class I	6,933,919	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,499,518	16,803,507
Class B	383,436	3,157,622
Class C	543,368	4,332,053
Class I	83,873	—
Cost of shares redeemed
Class A	(24,617,147)	(45,618,437)
Class B	(3,579,575)	(5,965,639)
Class C	(8,854,300)	(13,979,243)
Class I	(519,369)	—
Net asset value of shares exchanged
Class A	805,571	1,007,854
Class B	(805,571)	(1,007,854)
Redemption fees	3,607	29,113

Net increase (decrease) in net assets from Fund share transactions	$(5,313,510)	$2,989,952

Net increase (decrease) in net assets	$10,872,388	$(40,794,899)

	Six Months Ended
	February 28, 2010	Year Ended
Net Assets	(Unaudited)	August 31, 2009

At beginning of period	$234,997,466	$275,792,365

At end of period	$245,869,854	$234,997,466

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(1,974,701)	$1,207,560

See notes to financial statements

6

Eaton Vance Greater China Growth Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$19.280		$23.310	$32.700	$18.010	$14.590	$12.070

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.145)		$0.164	$(0.090)	$(0.068)	$0.045	$0.124
Net realized and unrealized gain (loss)	1.871		(1.265)	(7.353)	14.783	3.490	2.422

Total income (loss) from operations	$1.726		$(1.101)	$(7.443)	$14.715	$3.535	$2.546

Less Distributions

From net investment income	$(0.125)		$—	$—	$(0.030)	$(0.117)	$(0.029)
From net realized gain	(0.251)		(2.932)	(1.956)	—	—	—

Total distributions	$(0.376)		$(2.932)	$(1.956)	$(0.030)	$(0.117)	$(0.029)

Redemption fees(1)	$0.000	(2)	$0.003	$0.009	$0.005	$0.002	$0.003

Net asset value — End of period	$20.630		$19.280	$23.310	$32.700	$18.010	$14.590

Total Return(3)	8.82	%(4)	(0.09)%	(24.79)%	81.80%	24.38%	21.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$160,625		$157,461	$187,994	$274,135	$131,283	$88,860
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	2.25	%(6)	2.32%	2.12%	2.15%	2.35%	2.47	%(7)
Expenses after custodian fee reduction(5)	2.25	%(6)	2.32%	2.12%	2.15%	2.34%	2.36	%(7)
Net investment income (loss)	(1.36	)%(6)	0.99%	(0.29)%	(0.28)%	0.27%	0.89%
Portfolio Turnover of the Portfolio	32	%(4)	62%	48%	62%	49%	79%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)	The investment adviser to the Portfolio waived a portion of its investment adviser fee equal to 0.04% of average daily net assets for the year ended August 31, 2005. Absent this waiver, total return would be lower.

See notes to financial statements

7

Eaton Vance Greater China Growth Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$18.970		$23.110	$32.580	$18.010	$14.590	$12.110

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.197)		$0.081	$(0.240)	$(0.192)	$(0.037)	$0.060
Net realized and unrealized gain (loss)	1.830		(1.292)	(7.283)	14.757	3.497	2.417

Total income (loss) from operations	$1.633		$(1.211)	$(7.523)	$14.565	$3.460	$2.477

Less Distributions

From net investment income	$(0.042)		$—	$—	$—	$(0.042)	$—
From net realized gain	(0.251)		(2.932)	(1.956)	—	—	—

Total distributions	$(0.293)		$(2.932)	$(1.956)	$—	$(0.042)	$—

Redemption fees(1)	$0.000	(2)	$0.003	$0.009	$0.005	$0.002	$0.003

Net asset value — End of period	$20.310		$18.970	$23.110	$32.580	$18.010	$14.590

Total Return(3)	8.50	%(4)	(0.63)%	(25.13)%	80.90%	23.77%	20.49%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,686		$29,580	$33,850	$48,913	$23,533	$16,935
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	2.75	%(6)	2.82%	2.62%	2.65%	2.85%	2.97	%(7)
Expenses after custodian fee reduction(5)	2.75	%(6)	2.82%	2.62%	2.65%	2.84%	2.86	%(7)
Net investment income (loss)	(1.87	)%(6)	0.49%	(0.78)%	(0.79)%	(0.22)%	0.42%
Portfolio Turnover of the Portfolio	32	%(4)	62%	48%	62%	49%	79%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)	The investment adviser to the Portfolio waived a portion of its investment adviser fee equal to 0.04% of average daily net assets for the year ended August 31, 2005. Absent this waiver, total return would be lower.

See notes to financial statements

8

Eaton Vance Greater China Growth Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$18.930		$23.070	$32.520	$17.980	$14.580	$12.120

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.195)		$0.081	$(0.245)	$(0.190)	$(0.026)	$0.066
Net realized and unrealized gain (loss)	1.828		(1.292)	(7.258)	14.725	3.482	2.418

Total income (loss) from operations	$1.633		$(1.211)	$(7.503)	$14.535	$3.456	$2.484

Less Distributions

From net investment income	$(0.042)		$—	$—	$—	$(0.058)	$(0.027)
From net realized gain	(0.251)		(2.932)	(1.956)	—	—	—

Total distributions	$(0.293)		$(2.932)	$(1.956)	$—	$(0.058)	$(0.027)

Redemption fees(1)	$0.000	(2)	$0.003	$0.009	$0.005	$0.002	$0.003

Net asset value — End of period	$20.270		$18.930	$23.070	$32.520	$17.980	$14.580

Total Return(3)	8.52	%(4)	(0.63)%	(25.12)%	80.87%	23.78%	20.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48,528		$47,957	$53,948	$79,337	$32,547	$17,168
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	2.75	%(6)	2.82%	2.62%	2.65%	2.85%	2.97	%(7)
Expenses after custodian fee reduction(5)	2.75	%(6)	2.82%	2.62%	2.65%	2.84%	2.86	%(7)
Net investment income (loss)	(1.86	)%(6)	0.49%	(0.80)%	(0.78)%	(0.15)%	0.48%
Portfolio Turnover of the Portfolio	32	%(4)	62%	48%	62%	49%	79%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)	The investment adviser to the Portfolio waived a portion of its investment adviser fee equal to 0.04% of average daily net assets for the year ended August 31, 2005. Absent this waiver, total return would be lower.

See notes to financial statements

9

Eaton Vance Greater China Growth Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Period Ended
	February 28, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$20.860

Income (Loss) From Operations

Net investment loss(2)	$(0.128)
Net realized and unrealized gain	0.325

Total income from operations	$0.197

Less Distributions

From net investment income	$(0.216)
From net realized gain	(0.251)

Total distributions	$(0.467)

Redemption fees(2)	$0.000	(3)

Net asset value — End of period	$20.590

Total Return(4)	0.79	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,030
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.76	%(8)
Net investment loss	(1.42	)%(8)
Portfolio Turnover of the Portfolio	32	%(9)

(1)	For the period from the commencement of operations, October 1, 2009, to February 28, 2010.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s six months ended February 28, 2010.

See notes to financial statements

10

Eaton Vance Greater China Growth Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater China Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Fund’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Fund’s application of generally accepted accounting principles.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio and other income, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $13,033,804 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on August 31, 2017.

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

11

Eaton Vance Greater China Growth Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is computed at an annual rate of 0.25% of the Fund’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. For the six months ended February 28, 2010, the management fee was equivalent to 0.25% (annualized) of the Fund’s average daily net assets and amounted to $323,883. In addition, investment adviser and administration fees are paid by the Portfolio to Lloyd George Investment Management (Bermuda) Limited (Lloyd George) and to EVM, respectively. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Effective March 27, 2006, Lloyd George and EVM agreed to contractually reduce the Fund’s total operating expenses in an amount equal to 0.05% annually of the Fund’s average daily net assets. Such reduction is shared equally by EVM and Lloyd George and may not be terminated without shareholder approval. Pursuant to this agreement, EVM and Lloyd George were allocated $64,776 in total of the Fund’s operating expenses for the six months ended February 28, 2010. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2010, EVM earned $12,189 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $37,753 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

12

Eaton Vance Greater China Growth Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan), Class B shares (Class B Plan) and Class C shares (Class C Plan) (collectively, the Plans), pursuant to Rule 12b-1 under the 1940 Act. The Plans require the Fund to pay EVD amounts equal to an annual rate of 0.75% of its average daily net assets attributable to Class B and Class C shares and an amount equal to (a) 0.50% of that portion of its average daily net assets attributable to Class A shares which have remained outstanding for one year or less and (b) 0.25% of that portion of its average daily net assets which is attributable to Class A shares which have remained outstanding for more than one year, for providing ongoing distribution services to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class and by Lloyd George in consideration of EVD’s distribution efforts. The amounts paid by Lloyd George to EVD are equivalent to 0.15% and 0.125% per annum of the Fund’s average daily net assets attributable to Class B and Class C shares, respectively, and are made from Lloyd George’s own resources, not Fund assets. For the six months ended February 28, 2010, the Fund paid or accrued to EVD $263,566, $122,919 and $194,334 for Class A, Class B and Class C shares, respectively, representing 0.31%, 0.75% and 0.75% (annualized) of the average daily net assets of Class A, Class B and Class C shares, respectively. At February 28, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $3,237,000 and $14,595,000, respectively.

The Class A Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class B Plan and Class C Plans also authorize the Fund to make payments of service fees equal to 0.25% per annum of its average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2010 amounted to $162,359, $40,973 and $64,778 for Class A, Class B and Class C shares, respectively, representing 0.19%, 0.25% and 0.25% (annualized) of the average daily net assets for Class A, Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2010, the Fund was informed that EVD received approximately $25,000 and $7,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6   Investment Transactions

For the six months ended February 28, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $8,053,957 and $19,915,380, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

13

Eaton Vance Greater China Growth Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	February 28, 2010	Year Ended
Class A	(Unaudited)	August 31, 2009

Sales	610,553	1,611,394
Issued to shareholders electing to receive payments of distributions in Fund shares	112,947	1,191,738
Redemptions	(1,139,574)	(2,762,361)
Exchange from Class B shares	37,170	61,523

Net increase (decrease)	(378,904)	102,294

	Six Months Ended
	February 28, 2010	Year Ended
Class B	(Unaudited)	August 31, 2009

Sales	140,934	292,159
Issued to shareholders electing to receive payments of distributions in Fund shares	17,581	226,868
Redemptions	(169,428)	(362,260)
Exchange to Class A shares	(37,780)	(62,356)

Net increase (decrease)	(48,693)	94,411

	Six Months Ended
	February 28, 2010	Year Ended
Class C	(Unaudited)	August 31, 2009

Sales	261,270	742,311
Issued to shareholders electing to receive payments of distributions in Fund shares	24,971	311,883
Redemptions	(425,538)	(859,361)

Net increase (decrease)	(139,297)	194,833

	Period Ended
	February 28, 2010
Class I	(Unaudited)(1)

Sales	312,894
Issued to shareholders electing to receive payments of distributions in Fund shares	3,800
Redemptions	(23,841)

Net increase	292,853

(1)	Class I commenced operations on October 1, 2009.

For the six months ended February 28, 2010 and year ended August 31, 2009, the Fund received $3,607 and $29,113, respectively, in redemption fees.

14

Greater China Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.3%

Security	Shares	Value

China — 61.8%

Chemicals — 1.3%

China Bluechemical, Ltd., Class H	4,990,000	$3,200,437

		$3,200,437

Commercial Banks — 5.7%

China Construction Bank, Class H	9,707,000	$7,324,964
Industrial & Commercial Bank of China, Ltd., Class H	9,626,000	6,806,755

		$14,131,719

Computers & Peripherals — 1.2%

Lenovo Group, Ltd.	4,624,000	$3,007,629

		$3,007,629

Construction Materials — 1.4%

Anhui Conch Cement Co., Ltd., Class H	590,000	$3,493,936

		$3,493,936

Distributors — 1.5%

China Resources Enterprise, Ltd.	1,088,000	$3,816,222

		$3,816,222

Diversified Consumer Services — 1.4%

New Oriental Education & Technology Group Inc. ADR(1)	43,800	$3,424,722

		$3,424,722

Diversified Financial Services — 1.6%

China Everbright, Ltd.	1,586,000	$3,843,740

		$3,843,740

Electrical Equipment — 1.2%

China High Speed Transmission Equipment Group Co., Ltd.	1,490,000	$2,859,978

		$2,859,978

Electronic Equipment, Instruments & Components — 0.9%

Hollysys Automation Technologies, Ltd.(1)	207,900	$2,091,474

		$2,091,474

Energy Equipment & Services — 0.8%

China Oilfield Services, Ltd., Class H	1,444,000	$1,978,924

		$1,978,924

Food Products — 2.4%

China Agri-Industries Holdings, Ltd.	1,169,000	$1,680,436
China Mengniu Dairy Co., Ltd.(1)	1,459,000	4,338,971

		$6,019,407

Health Care Equipment & Supplies — 1.6%

Mindray Medical International, Ltd. ADR	104,000	$3,968,640

		$3,968,640

Health Care Providers & Services — 1.0%

Sinopharm Group Co., Ltd., Class H(1)	560,800	$2,523,829

		$2,523,829

Household Durables — 1.5%

Skyworth Digital Holdings, Ltd.	3,818,162	$3,698,332

		$3,698,332

Industrial Conglomerates — 2.8%

Beijing Enterprises Holdings, Ltd.	526,000	$3,303,042
Citic Pacific, Ltd.	1,604,000	3,570,547

		$6,873,589

Insurance — 6.0%

China Life Insurance Co., Ltd., Class H	1,954,000	$8,644,551
China Pacific Insurance Group Co., Ltd., Class H(1)	940,600	3,835,276
Ping An Insurance (Group) Co. of China, Ltd., Class H	298,000	2,263,647

		$14,743,474

Internet Software & Services — 5.1%

NetEase.com, Inc. ADR(1)	111,200	$4,321,232
Tencent Holdings, Ltd.	424,700	8,307,468

		$12,628,700

See notes to financial statements

15

Greater China Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Machinery — 2.0%

Lonking Holdings, Ltd.	4,403,000	$2,799,365
Sany Heavy Equipment International Holdings Co., Ltd.(1)	2,181,000	2,230,972

		$5,030,337

Media — 0.8%

Focus Media Holding, Ltd. ADR(1)	121,600	$1,876,288

		$1,876,288

Metals & Mining — 1.7%

Zijin Mining Group Co., Ltd., Class H	4,910,000	$4,182,433

		$4,182,433

Multiline Retail — 1.1%

PCD Stores, Ltd.(1)	7,906,000	$2,617,628

		$2,617,628

Oil, Gas & Consumable Fuels — 7.2%

China Petroleum & Chemical Corp., Class H	3,446,000	$2,722,817
China Shenhua Energy Co., Ltd., Class H	1,392,000	5,969,263
CNOOC, Ltd.	4,062,000	6,358,168
CNPC Hong Kong, Ltd.	2,106,000	2,659,482

		$17,709,730

Paper & Forest Products — 1.5%

Nine Dragons Paper Holdings, Ltd.	2,557,000	$3,725,245

		$3,725,245

Real Estate Management & Development — 3.1%

China Overseas Land & Investment, Ltd.	1,593,040	$3,226,566
China Resources Land, Ltd.	1,186,000	2,463,536
Longfor Properties Co., Ltd.(1)	1,853,000	2,002,882

		$7,692,984

Specialty Retail — 1.7%

Belle International Holdings, Ltd.	3,676,000	$4,079,713

		$4,079,713

Textiles, Apparel & Luxury Goods — 1.4%

Ports Design, Ltd.	1,425,000	$3,511,540

		$3,511,540

Wireless Telecommunication Services — 3.9%

China Mobile, Ltd.	971,500	$9,590,918

		$9,590,918

Total China (identified cost $122,629,631)		$152,321,568

Hong Kong — 14.6%

Chemicals — 1.1%

Huabao International Holdings, Ltd.	2,572,000	$2,587,205

		$2,587,205

Commercial Banks — 2.3%

BOC Hong Kong Holdings, Ltd.	2,552,000	$5,744,680

		$5,744,680

Construction & Engineering — 1.6%

Shui On Construction and Materials, Ltd.	2,794,000	$3,923,816

		$3,923,816

Distributors — 2.1%

Li & Fung, Ltd.	1,130,000	$5,250,544

		$5,250,544

Diversified Financial Services — 0.9%

Hong Kong Exchanges and Clearing, Ltd.	127,500	$2,134,226

		$2,134,226

Marine — 0.9%

Shun Tak Holdings, Ltd.	4,332,000	$2,309,208

		$2,309,208

Real Estate Management & Development — 4.8%

Cheung Kong (Holdings), Ltd.	333,000	$4,070,316
Kerry Properties, Ltd.	697,000	3,302,297
Sun Hung Kai Properties, Ltd.	323,000	4,481,802

		$11,854,415

See notes to financial statements

16

Greater China Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Specialty Retail — 0.9%

Esprit Holdings, Ltd.	324,625	$2,319,575

		$2,319,575

Total Hong Kong
(identified cost $36,644,102)		$36,123,669

Mongolia — 0.2%

Oil, Gas & Consumable Fuels — 0.2%

SouthGobi Energy Resources, Ltd.(1)	32,950	$512,366

		$512,366

Total Mongolia (identified cost $539,759)		$512,366

Taiwan — 19.7%

Capital Markets — 0.5%

Yuanta Financial Holding Co., Ltd.	2,109,000	$1,195,619

		$1,195,619

Chemicals — 1.8%

Taiwan Fertilizer Co., Ltd.	1,461,000	$4,415,318

		$4,415,318

Computers & Peripherals — 4.2%

Acer, Inc.	1,195,210	$3,352,249
Compal Electronics, Inc.	2,741,640	3,929,490
Wistron Corp.	1,720,000	2,950,107

		$10,231,846

Diversified Telecommunication Services — 1.3%

Chunghwa Telecom Co., Ltd.	1,762,654	$3,299,338

		$3,299,338

Electronic Equipment, Instruments & Components — 5.6%

AU Optronics Corp.	2,720,000	$2,808,922
Hon Hai Precision Industry Co., Ltd.	1,719,464	6,809,234
Synnex Technology International Corp.	2,009,000	4,233,784

		$13,851,940

Real Estate Management & Development — 0.6%

Hung Poo Real Estate Development Corp.	1,151,000	$1,513,799

		$1,513,799

Semiconductors & Semiconductor Equipment — 5.7%

MediaTek, Inc.	313,825	$4,941,178
Powertech Technology, Inc.	784,000	2,665,225
Taiwan Semiconductor Manufacturing Co., Ltd.	2,786,839	5,102,737
United Microelectronics Corp.(1)	2,893,000	1,396,339

		$14,105,479

Total Taiwan (identified cost $46,019,643)		$48,613,339

Total Common Stocks
(identified cost $205,833,135)		$237,570,942

Short-Term Investments — 0.7%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 3/1/10	$1,600	$1,600,051

Total Short-Term Investments
(identified cost $1,600,051)		$1,600,051

Total Investments — 97.0%
(identified cost $207,433,186)		$239,170,993

Other Assets, Less Liabilities — 3.0%		$7,432,542

Net Assets — 100.0%		$246,603,535

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

See notes to financial statements

17

Greater China Growth Portfolio as of February 28, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2010

Assets

Investments, at value (identified cost, $207,433,186)	$239,170,993
Foreign currency, at value (identified cost, $6,103,402)	6,088,599
Receivable for investments sold	1,696,736

Total assets	$246,956,328

Liabilities

Payable to affiliates:
Investment adviser fee	$154,188
Administration fee	47,299
Accrued expenses	151,306

Total liabilities	$352,793

Net Assets applicable to investors’ interest in Portfolio	$246,603,535

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$214,880,658
Net unrealized appreciation	31,722,877

Total	$246,603,535

Statement of Operations

For the Six Months Ended
February 28, 2010

Investment Income

Dividends (net of foreign taxes, $38,591)	$1,135,066
Interest	141

Total investment income	$1,135,207

Expenses

Investment adviser fee	$980,414
Administration fee	324,434
Trustees’ fees and expenses	4,804
Custodian fee	274,113
Legal and accounting services	29,747
Miscellaneous	7,238

Total expenses	$1,620,750

Net investment loss	$(485,543)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$12,263,364
Foreign currency transactions	102,752

Net realized gain	$12,366,116

Change in unrealized appreciation (depreciation) —
Investments	$10,060,577
Foreign currency	(16,130)

Net change in unrealized appreciation (depreciation)	$10,044,447

Net realized and unrealized gain	$22,410,563

Net increase in net assets from operations	$21,925,020

See notes to financial statements

18

Greater China Growth Portfolio as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2010	Year Ended
in Net Assets	(Unaudited)	August 31, 2009

From operations —
Net investment income (loss)	$(485,543)	$4,009,714
Net realized gain (loss) from investment and foreign currency transactions	12,366,116	(13,409,308)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	10,044,447	(2,133,437)

Net increase (decrease) in net assets from operations	$21,925,020	$(11,533,031)

Capital transactions —
Contributions	$8,053,957	$37,373,911
Withdrawals	(19,915,380)	(65,699,977)

Net decrease in net assets from capital transactions	$(11,861,423)	$(28,326,066)

Net increase (decrease) in net assets	$10,063,597	$(39,859,097)

Net Assets

At beginning of period	$236,539,938	$276,399,035

At end of period	$246,603,535	$236,539,938

See notes to financial statements

19

Greater China Growth Portfolio as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.25	%(1)	1.21%	1.20%	1.22%	1.29%	1.27	%(2)
Expenses after custodian fee reduction	1.25	%(1)	1.21%	1.20%	1.22%	1.28%	1.18	%(2)
Net investment income (loss)	(0.37	)%(1)	2.09%	0.63%	0.65%	1.35%	2.08%
Portfolio Turnover	32	%(3)	62%	48%	62%	49%	79%

Total Return	9.35	%(3)	1.03%	(24.07)%	83.42%	25.67%	22.54%

Net assets, end of period (000’s omitted)	$246,604		$236,540	$276,399	$402,653	$187,518	$122,758

(1)	Annualized.

(2)	The investment adviser waived a portion of its investment adviser fee equal to 0.04% of average daily net assets for the year ended August 31, 2005. Absent this waiver, total return would be lower.

(3)	Not annualized.

See notes to financial statements

20

Greater China Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Greater China Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2010, Eaton Vance Greater China Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Portfolio’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Portfolio’s application of generally accepted accounting principles.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since

21

Greater China Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of February 28, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (Lloyd George), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. For the six months ended February 28, 2010, the investment adviser fee was 0.75% (annualized) of the Portfolio’s average daily net assets and amounted to $980,414. In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level. For the six months ended February 28, 2010, the administration fee was 0.25% (annualized) of the Portfolio’s average daily net assets and amounted to $324,434.

Except for Trustees of the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

22

Greater China Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $80,113,981 and $98,671,485, respectively, for the six months ended February 28, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$207,433,186

Gross unrealized appreciation	$44,799,538
Gross unrealized depreciation	(13,061,731)

Net unrealized appreciation	$31,737,807

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2010.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

23

Greater China Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$7,918,638	$22,675,926		$—	$30,594,564
Consumer Staples	—	6,019,407		—	6,019,407
Energy	512,366	19,688,654		—	20,201,020
Financials	5,838,158	57,016,498		—	62,854,656
Health Care	3,968,640	2,523,829		—	6,492,469
Industrials	2,230,972	18,765,956		—	20,996,928
Information Technology	6,412,706	49,504,362		—	55,917,068
Materials	—	21,604,574		—	21,604,574
Telecommunication Services	—	12,890,256		—	12,890,256

Total Common Stocks	$26,881,480	$210,689,462	*	$—	$237,570,942

Short-Term Investments	$—	$1,600,051		$—	$1,600,051

Total Investments	$26,881,480	$212,289,513		$—	$239,170,993

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

24

Eaton Vance Greater China Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

25

Eaton Vance Greater China Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Greater China Growth Portfolio (the “Portfolio”), the portfolio in which the Eaton Vance Greater China Growth Fund (the “Fund”) invests, with Lloyd George Investment Management (Bermuda) Limited (the “Adviser”), as well as the administration agreement of the Portfolio with Eaton Vance Management (“EVM” or the “Administrator”) and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser’s and Administrator’s management capabilities and the Adviser’s investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets, including Asia. The Board noted the Adviser’s experience in managing equity funds that invest in Asian securities. The Board noted that the Adviser maintains offices in London, Hong Kong, Singapore and Tokyo, providing its investment team with first hand knowledge of country and market factors affecting securities in which the Portfolio invests. The Board evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the Adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser, the Administrator and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Administrator and its affiliates to requests from the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

26

Eaton Vance Greater China Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

The Board considered EVM’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered EVM’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser and the Administrator had undertaken to waive fees and/or pay expenses of the Fund permanently in an agreed-upon amount.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s and Administrator’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

27

Eaton Vance Greater China Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance Greater China Growth Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Greater China Growth Portfolio

Officers
Hon. Robert Lloyd George
President

Pamela Chan
Vice President

William Walter Raleigh Kerr
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

28

Sponsor and Manager of Eaton Vance Greater China Growth Fund
and Administrator of Greater China Growth Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Investment Adviser of Greater China Growth Portfolio
Lloyd George Investment Management (Bermuda) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Greater China Growth Fund
Two International Place
Boston, MA 02110

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

406-4/10	CGSRC

Eaton Vance
Investment Managers

Semiannual Report February 28, 2010

EATON VANCE GLOBAL GROWTH FUND

Semi annual Report February 28, 2010 EATON VANCE GLOBAL GROWTH FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Global Growth Fund as of February 28, 2010
INVESTMENT UPDATE

Economic and Market Conditions

•  Most global equity markets posted positive returns for the six months ending February 28, 2010. However, after the brisk

Arieh Coll
Eaton Vance Management
Co-Portfolio Manager

Edward R. Allen, III, CFA
Eagle Global Advisors, L.L.C.
Co-Portfolio Manager

Thomas N. Hunt, III, CFA
Eagle Global Advisors, L.L.C.
Co-Portfolio Manager
upward momentum seen during the second half of 2009, global markets began to slow in the first two months of the new year, primarily due to renewed uncertainty about the sustainability of a broad-based economic recovery when the significant stimulus measures that helped spark the markets’ rebound last year are fully pared back.
•  Foreign equities in the developed world, as represented by the MSCI Europe, Australasia, Far East (EAFE) Index, produced marginally positive results for the six-month period, with the MSCI EAFE Index posting a modest 0.72% gain. By comparison, the Standard & Poor’s 500 Index, a proxy for the broad-based U.S. equity market, advanced 9.32%.1 Within the developed world, equities in the Far East region – excluding those in Japan, an economy that continued to struggle – did relatively well. Within Europe, the fear of a sovereign debt default within countries such as Greece, Spain and Italy negatively affected the performance of most countries in the euro zone, while countries outside the zone, such as Sweden, Switzerland and Norway, performed well over the period, as investors sought safe havens in countries not tied to the euro or to a potential bailout.
•  The momentum in global equities remained somewhat stronger in the emerging markets than in developed markets during the period, as measured by the MSCI Emerging Markets Index’s 12.19% return. But these still-

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
developing world markets, too, saw their upward growth trajectory begin to flatten out in early 2010, as investors reacted to many of the same uncertainties about the likely consequences of government stimulus removal. Equities in some of the larger developing economies such as China, India and Brazil demonstrated solid returns during the period, while those in several of the smaller emerging markets economies were among the biggest laggards.
Management Discussion

•	The Fund[2] maintained its forward momentum during the six months ending February 28, 2010, gaining ground as global equity markets moved along a mostly upward path during the period. When compared with its primary benchmark, the MSCI World Index (the Index), the Fund came up somewhat short, however. This lagging performance was mostly due to asset allocation. In particular, being underweighted relative to the Index in its allocations to the

Total Return Performance
8/31/09 – 2/28/10

Class A3	3.87%
Class B3	3.59
Class C3	3.70
MSCI World Index[1]	5.21
Lipper Global Multi-Cap Growth Funds Average[1]	7.98
See page 3 for more performance information.
[1]
It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. MSCI Index returns reflect dividends net of any applicable foreign withholding taxes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]
The Fund currently invests in a separate registered investment company, Global Growth Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]
Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Absent an expense reimbursement by the Administrator, performance would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Global Growth Fund as of February 28, 2010
INVESTMENT UPDATE

information technology, health care and consumer staples sectors held back the Fund’s performance. A moderate stake in cash over the course of the period also detracted, as returns for that asset class were well below those achieved by the primary benchmark, which is composed of equities exclusively. On the upside, favorable security selection offset some of the negative effects of inopportune asset allocation, especially the Fund’s picks within the energy sector.

•	Consistent with the relative returns of the U.S. and international equity markets overall during the past six months, the Fund’s domestic sleeve produced a higher nominal return than did the international (non-U.S.) sleeve. The U.S. portion’s return, however, lagged slightly behind that of the U.S. equity market as a whole. In general, the domestic sleeve became more conservatively positioned during the period, which dragged on performance at a time when equities farther out on the risk spectrum tended to lead the market. As part of that conservative positioning, the domestic sleeve had a larger-than-normal position in cash, which detracted in a rising market environment. Unrewarding stock selection, particularly in the specialty retail industry, also weighed on the domestic sleeve’s relative performance. Conversely, solid security selection in the wireless communications and oil, gas and consumable fuels industries helped offset some of the drag.

•	The international portion of the Fund outpaced the overall performance of equities in the developed world. The driving force behind the international sleeve’s excess performance was favorable security selection, particularly within the materials, energy, industrials and consumer staples sectors. The international sleeve also benefited from its greater focus on the large-cap segment of the market and from its more growth-oriented approach to security selection, as growth outpaced value during the period. Overweighted allocations to the industrials and materials sectors contributed as well, while underweightings to consumer staples and health care detracted. The sleeve’s exposure to the emerging markets and its underweighting to Japan also contributed.

•	In selecting stocks, management seeks to capitalize on the fact that nearly half of all investable stocks are found outside the United States, including securities of both established and emerging companies that are domiciled in both the developed and still-developing economies of the world. Management seeks to purchase stocks that it believes to be reasonably priced in relation to their fundamental value, and which will grow in value over time. In the current market environment, we believe there are many fundamentally sound companies trading at attractive valuations, which we believe is a positive factor that long-term investors should consider.
Portfolio Composition

Top 10 Holdings1

By net assets

NII Holdings, Inc.	2.1%
Novartis AG ADR	2.0
Crown Castle International Corp.	1.7
State Street Corp.	1.6
Mitsui & Co., Ltd.	1.6
Banco Santander Central Hispano SA ADR	1.6
Gildan Acitvewear, Inc.	1.5
Nestle SA	1.5
British American Tobacco PLC	1.5
Research In Motion, Ltd.	1.4
[1]	Top 10 Holdings represented 16.5% of the Portfolio’s net assets as of 2/28/10. Excludes cash equivalents.
Sector Weightings2

By net assets
Financials 19.8% 19.3% Consumer Discretionary 17.2% 15.3% Health Care 10.8% 11.4% Information Technology 9.9% 10.2% Energy 8.9% 9.8% 8.8% Consumer Staples9.2% 7.7% Industrials8.4% 6.5% Telecommunication Services7.4% 5.4% Materials4.9% 2.6% Utilities1.2%
[2]	As a percentage of the Portfolio’s net assets as of 2/28/10. Excludes cash equivalents.

Eaton Vance Global Growth Fund as of February 28, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETIAX	EMIAX	ECIAX

Average Annual Total Returns (at net asset value)

Six Months	3.87%	3.59%	3.70%
One Year	53.33	52.57	52.61
Five Years	-0.33	-0.82	-0.83
Ten Years	-3.85	-4.39	-4.39
Life of Fund†	5.91	5.42	5.17

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-2.12%	-1.41%	2.70%
One Year	44.58	47.57	51.61
Five Years	-1.50	-1.22	-0.83
Ten Years	-4.41	-4.39	-4.39
Life of Fund†	5.48	5.42	5.17
† Inception dates: Class A: 9/18/95; Class B: 9/18/95; Class C: 11/22/95
[1]
Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Absent an expense reimbursement by the Administrator, performance would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Gross Expense Ratio	2.76%	3.26%	3.26%
Net Expense Ratio	2.01	2.51	2.51
[2]
Source: Prospectus dated 1/1/10. Net Expense Ratio reflects a contractual expense reimbursement that continues through 12/31/10. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement expenses would be higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Country Allocation3

United States 41.5% Canada 8.1% United Kingdom 7.8% Japan 6.2% Switzerland 5.0% France 2.8% Brazil 2.7% Spain 2.5% Singapore 2.3% Other 18.2% (less than 2% each)
[3]	As a percentage of the Portfolio’s net assets as of 2/28/10. Excludes cash equivalents.

Eaton Vance Global Growth Fund as of February 28, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 – February 28, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Global Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/09)	(2/28/10)	(9/1/09 – 2/28/10)

Actual
Class A	$1,000.00	$1,038.70	$10.11	**
Class B	$1,000.00	$1,035.90	$12.62	**
Class C	$1,000.00	$1,037.00	$12.63	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,014.90	$9.99	**
Class B	$1,000.00	$1,012.40	$12.47	**
Class C	$1,000.00	$1,012.40	$12.47	**

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of expenses to an affiliate, the expenses would be higher.

Eaton Vance Global Growth Fund as of February 28, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2010

Assets

Investment in Global Growth Portfolio, at value (identified cost, $47,358,454)	$54,237,051
Receivable for Fund shares sold	279,673
Receivable from affiliate	19,344
Other assets	47,419

Total assets	$54,583,487

Liabilities

Payable for Fund shares redeemed	$103,583
Payable to affiliates:
Management fee	5,643
Distribution and service fees	25,187
Accrued expenses	73,258

Total liabilities	$207,671

Net Assets	$54,375,816

Sources of Net Assets

Paid-in capital	$98,448,399
Accumulated net realized loss from Portfolio	(50,276,447)
Accumulated distributions in excess of net investment income	(674,733)
Net unrealized appreciation from Portfolio	6,878,597

Total	$54,375,816

Class A Shares

Net Assets	$42,933,145
Shares Outstanding	2,806,381
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.30
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.23

Class B Shares

Net Assets	$4,383,591
Shares Outstanding	291,598
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.03

Class C Shares

Net Assets	$7,059,080
Shares Outstanding	488,319
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.46

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
February 28, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $18,640)	$277,515
Interest allocated from Portfolio	2,726
Securities lending income allocated from Portfolio, net	16,838
Miscellaneous income	47,419
Expenses allocated from Portfolio	(404,095)

Total investment loss	$(59,597)

Expenses

Management fee	$35,316
Distribution and service fees
Class A	109,997
Class B	24,164
Class C	36,256
Trustees’ fees and expenses	250
Custodian fee	5,548
Transfer and dividend disbursing agent fees	82,154
Legal and accounting services	17,921
Printing and postage	16,217
Registration fees	17,747
Miscellaneous	4,055

Total expenses	$349,625

Deduct —
Allocation of expenses to affiliates	$162,655

Total expense reductions	$162,655

Net expenses	$186,970

Net investment loss	$(246,567)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$4,111,732
Foreign currency transactions	(9,845)

Net realized gain	$4,101,887

Change in unrealized appreciation (depreciation) —
Investments	$(1,736,429)
Foreign currency	(3,968)

Net change in unrealized appreciation (depreciation)	$(1,740,397)

Net realized and unrealized gain	$2,361,490

Net increase in net assets from operations	$2,114,923

See notes to financial statements

Eaton Vance Global Growth Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2010	Year Ended
in Net Assets	(Unaudited)	August 31, 2009

From operations —
Net investment income (loss)	$(246,567)	$174,368
Net realized gain (loss) from investment and foreign currency transactions	4,101,887	(29,009,536)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,740,397)	(2,636,780)

Net increase (decrease) in net assets from operations	$2,114,923	$(31,471,948)

Distributions to shareholders —
From net investment income
Class A	$(462,937)	$(178,934)
Class B	(23,768)	—
Class C	(51,737)	—

Total distributions to shareholders	$(538,442)	$(178,934)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,190,587	$8,182,512
Class B	360,668	589,706
Class C	526,948	929,157
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	424,103	162,915
Class B	19,955	—
Class C	43,101	—
Cost of shares redeemed
Class A	(5,015,885)	(16,886,876)
Class B	(545,454)	(2,051,200)
Class C	(652,159)	(2,533,497)
Net asset value of shares exchanged
Class A	490,928	2,041,212
Class B	(490,928)	(2,041,212)
Redemption fees	678	4,862

Net decrease in net assets from Fund share transactions	$(1,647,458)	$(11,602,421)

Net decrease in net assets	$(70,977)	$(43,253,303)

	Six Months Ended
	February 28, 2010	Year Ended
Net Assets	(Unaudited)	August 31, 2009

At beginning of period	$54,446,793	$97,700,096

At end of period	$54,375,816	$54,446,793

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(674,733)	$110,276

See notes to financial statements

Eaton Vance Global Growth Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009		2008		2007		2006		2005

Net asset value — Beginning of period	$14.880		$21.350		$22.300		$17.430		$15.550		$13.220

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.060)		$0.057		$0.073	(2)	$(0.067	)(3)	$(0.158)		$(0.122)
Net realized and unrealized gain (loss)	0.644		(6.477)		(1.027)		4.933		2.038		2.452

Total income (loss) from operations	$0.584		$(6.420)		$(0.954)		$4.866		$1.880		$2.330

Less Distributions

From net investment income	$(0.164)		$(0.051)		$—		$—		$—		$—

Total distributions	$(0.164)		$(0.051)		$—		$—		$—		$—

Redemption fees(1)	$0.000	(4)	$0.001		$0.004		$0.004		$0.000	(4)	$0.000	(4)

Net asset value — End of period	$15.300		$14.880		$21.350		$22.300		$17.430		$15.550

Total Return(5)	3.87	%(6)	(30.00)%		(4.26)%		27.94%		12.09%		17.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$42,933		$42,642		$72,303		$61,973		$49,529		$41,155
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.00	%(9)(10)	2.00	%(10)	2.13	%(10)	2.33%		2.49	%(10)	2.52	%(10)
Net investment income (loss)	(0.77	)%(9)	0.45%		0.32	%(2)	(0.33	)%(3)	(0.95)%		(0.82)%
Portfolio Turnover of the Portfolio	65	%(6)	155%		124%		94%		186%		130%

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.101 per share. Excluding this dividend, the ratio of net investment income (loss) to average daily net assets would have been (0.12)%.

(3)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.069 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.67)%.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser(s) to the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.58%, 0.75%, 0.07%, 0.04% and less than 0.01% of average daily net assets for the six months ended February 28, 2010 and the years ended August 31, 2009, 2008, 2006 and 2005, respectively).

See notes to financial statements

Eaton Vance Global Growth Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009		2008		2007		2006		2005

Net asset value — Beginning of period	$14.580		$20.930		$21.970		$17.260		$15.480		$13.220

Income (Loss) From Operations

Net investment loss(1)	$(0.098)		$(0.009)		$(0.040	)(2)	$(0.171	)(3)	$(0.251)		$(0.197)
Net realized and unrealized gain (loss)	0.626		(6.342)		(1.004)		4.877		2.031		2.457

Total income (loss) from operations	$0.528		$(6.351)		$(1.044)		$4.706		$1.780		$2.260

Less Distributions

From net investment income	$(0.078)		$—		$—		$—		$—		$—

Total distributions	$(0.078)		$—		$—		$—		$—		$—

Redemption fees(1)	$0.000	(4)	$0.001		$0.004		$0.004		$0.000	(4)	$0.000	(4)

Net asset value — End of period	$15.030		$14.580		$20.930		$21.970		$17.260		$15.480

Total Return(5)	3.59	%(6)	(30.34)%		(4.73)%		27.29%		11.50%		17.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,384		$4,865		$12,770		$21,436		$22,824		$29,464
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.50	%(9)(10)	2.50	%(10)	2.63	%(10)	2.83%		2.99	%(10)	3.02	%(10)
Net investment loss	(1.28	)%(9)	(0.07)%		(0.17	)%(2)	(0.87	)%(3)	(1.52)%		(1.32)%
Portfolio Turnover of the Portfolio	65	%(6)	155%		124%		94%		186%		130%

(1)	Computed using average shares outstanding.

(2)	Net investment loss per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.125 per share. Excluding this dividend, the ratio of net investment loss to average daily net assets would have been (0.72)%.

(3)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.070 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.22)%.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser(s) to the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.58%, 0.75%, 0.07%, 0.04% and less than 0.01% of average daily net assets for the six months ended February 28, 2010 and the years ended August 31, 2009, 2008, 2006 and 2005, respectively).

See notes to financial statements

Eaton Vance Global Growth Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009		2008		2007		2006		2005

Net asset value — Beginning of period	$14.050		$20.180		$21.180		$16.640		$14.920		$12.740

Income (Loss) From Operations

Net investment loss(1)	$(0.094)		$(0.008)		$(0.038	)(2)	$(0.164	)(3)	$(0.237)		$(0.191)
Net realized and unrealized gain (loss)	0.609		(6.123)		(0.966)		4.700		1.957		2.371

Total income (loss) from operations	$0.515		$(6.131)		$(1.004)		$4.536		$1.720		$2.180

Less Distributions

From net investment income	$(0.105)		$—		$—		$—		$—		$—

Total distributions	$(0.105)		$—		$—		$—		$—		$—

Redemption fees(1)	$0.000	(4)	$0.001		$0.004		$0.004		$0.000	(4)	$0.000	(4)

Net asset value — End of period	$14.460		$14.050		$20.180		$21.180		$16.640		$14.920

Total Return(5)	3.70	%(6)	(30.43)%		(4.72)%		27.28%		11.53%		17.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,059		$6,940		$12,627		$12,863		$10,738		$11,364
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.50	%(9)(10)	2.50	%(10)	2.63	%(10)	2.83%		2.99	%(10)	3.02	%(10)
Net investment loss	(1.27	)%(9)	(0.06)%		(0.17	)%(2)	(0.85	)%(3)	(1.48)%		(1.33)%
Portfolio Turnover of the Portfolio	65	%(6)	155%		124%		94%		186%		130%

(1)	Computed using average shares outstanding.

(2)	Net investment loss per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.100 per share. Excluding this dividend, the ratio of net investment loss to average daily net assets would have been (0.63)%.

(3)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.065 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.19)%.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser(s) to the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.58%, 0.75%, 0.07%, 0.04% and less than 0.01% of average daily net assets for the six months ended February 28, 2010 and the years ended August 31, 2009, 2008, 2006 and 2005, respectively).

See notes to financial statements

Eaton Vance Global Growth Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Global Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Fund’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Fund’s application of generally accepted accounting principles.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio and other income, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $36,892,511 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on August 31, 2010 ($8,739,758), August 31, 2011 ($16,365,440) and August 31, 2017 ($11,787,313).

Additionally, at August 31, 2009, the Fund had a net capital loss of $16,795,022 attributable to security transactions incurred after October 31, 2008. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2010.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT.

Eaton Vance Global Growth Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is computed at an annual rate of 0.25% of the Fund’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. Pursuant to a Management Fee Reduction Agreement, EVM has agreed to reduce its management fee by 0.125% annually of the average daily net assets of the Fund. This agreement may not be terminated or amended unless approved by the majority vote of the non-interested Trustees. For the six months ended February 28, 2010, the management fee was equivalent to 0.125% (annualized) of the Fund’s average daily net assets and amounted to $35,316. In addition, EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 2.00%, 2.50% and 2.50% annually of the Fund’s average daily net assets for Class A, Class B and Class C, respectively. This agreement may be changed or terminated after December 31, 2010. Pursuant to this agreement, EVM was allocated $162,655 of the Fund’s operating expenses for the six months ended February 28, 2010. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2010, EVM earned $3,768 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,076 as its portion of the sales charge on sales of Class A shares for the six months ended February 28,

Eaton Vance Global Growth Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of EVM.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan), Class B shares (Class B Plan) and Class C shares (Class C Plan) (collectively, the Plans), pursuant to Rule 12b-1 under the 1940 Act. The Plans require the Fund to pay EVD amounts equal to an annual rate of 0.75% of its average daily net assets attributable to Class B and Class C shares and an amount equal to (a) 0.50% of that portion of its average daily net assets attributable to Class A shares which have remained outstanding for one year or less and (b) 0.25% of that portion of its average daily net assets which is attributable to Class A shares which have remained outstanding for more than one year, for providing ongoing distribution services to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 28, 2010, the Fund paid or accrued to EVD $60,081, $18,123 and $27,192 for Class A, Class B and Class C shares, respectively, representing 0.27%, 0.75% and 0.75% (annualized) of the average daily net assets of Class A, Class B and Class C shares, respectively. At February 28, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $2,059,000 and $4,150,000, respectively.

The Class A Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class B Plan and Class C Plan authorize the Fund to make payments of service fees equal to 0.25% per annum of its average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2010 amounted to $49,916, $6,041 and $9,064 for Class A, Class B and Class C shares, respectively, representing 0.23%, 0.25% and 0.25% (annualized) of the average daily net assets for Class A, Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2010, the Fund was informed that EVD received approximately $100, $2,000 and $100 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended February 28, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,487,216 and $5,217,888, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Eaton Vance Global Growth Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	February 28, 2010	Year Ended
Class A	(Unaudited)	August 31, 2009

Sales	202,358	656,233
Issued to shareholders electing to receive payments of distributions in Fund shares	26,325	12,976
Redemptions	(319,381)	(1,344,764)
Exchange from Class B shares	30,662	155,731

Net decrease	(60,036)	(519,824)

	Six Months Ended
	February 28, 2010	Year Ended
Class B	(Unaudited)	August 31, 2009

Sales	23,168	44,241
Issued to shareholders electing to receive payments of distributions in Fund shares	1,259	263
Redemptions	(35,342)	(162,025)
Exchange to Class A shares	(31,265)	(158,907)

Net decrease	(42,180)	(276,428)

	Six Months Ended
	February 28, 2010	Year Ended
Class C	(Unaudited)	August 31, 2009

Sales	35,019	76,691
Issued to shareholders electing to receive payments of distributions in Fund shares	2,828	—
Redemptions	(43,637)	(208,374)

Net decrease	(5,790)	(131,683)

For the six months ended February 28, 2010 and year ended August 31, 2009, the Fund received $678 and $4,862, respectively, in redemption fees.

Global Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.8%

Security	Shares	Value

Auto Components — 1.2%

Lear Corp.(1)	9,116	$631,465

		$631,465

Automobiles — 1.6%

Fiat SpA(1)	8,300	$87,362
Honda Motor Co., Ltd.	10,000	345,887
Nissan Motor Co., Ltd.(1)	33,000	260,965
Toyota Motor Corp.	4,900	183,414

		$877,628

Beverages — 1.2%

Central European Distribution Corp.(1)(2)	11,200	$373,520
Fomento Economico Mexicano SA de CV ADR	6,800	291,040

		$664,560

Biotechnology — 2.1%

Amylin Pharmaceuticals, Inc.(1)(2)	16,000	$302,400
Cephalon, Inc.(1)(2)	5,000	343,350
Genzyme Corp.(1)(2)	5,200	297,440
Gilead Sciences, Inc.(1)(2)	3,500	166,635

		$1,109,825

Building Products — 1.7%

Lennox International, Inc.(2)	3,340	$140,948
Owens Corning, Inc.(1)(2)	19,613	461,494
Wienerberger AG(1)	19,740	336,711

		$939,153

Capital Markets — 3.1%

3i Group PLC	26,000	$104,410
State Street Corp.(2)	19,750	886,973
TD Ameritrade Holding Corp.(1)(2)	40,800	713,592

		$1,704,975

Chemicals — 1.1%

Agrium, Inc.(2)	5,000	$323,750
Celanese Corp., Class A	8,900	277,591

		$601,341

Commercial Banks — 9.7%

Banco Santander Central Hispano SA ADR(2)	66,000	$860,640
Barclays PLC	104,000	497,003
BOC Hong Kong Holdings, Ltd.	243,000	547,005
Credit Agricole SA	7,400	109,870
DBS Group Holdings, Ltd.	72,000	716,124
Intesa Sanpaolo SpA(1)	114,000	400,905
KBC Groep NV(1)	9,900	447,713
Mitsubishi UFJ Financial Group, Inc.	39,000	198,647
National Bank of Greece SA(1)	20,200	380,773
Societe Generale	3,900	214,345
Turkiye Is Bankasi	45,296	123,777
Wells Fargo & Co.(2)	26,900	735,446

		$5,232,248

Commercial Services & Supplies — 0.5%

Copart, Inc.(1)(2)	7,300	$260,464

		$260,464

Communications Equipment — 3.0%

Brocade Communications Systems, Inc.(1)(2)	54,979	$319,978
Palm, Inc.(1)(2)	42,000	256,200
Research In Motion, Ltd.(1)(2)	10,545	747,429
Riverbed Technology, Inc.(1)(2)	11,700	318,825

		$1,642,432

Computers & Peripherals — 0.5%

Apple, Inc.(1)	400	$81,848
Toshiba Corp.(1)	32,000	160,067

		$241,915

Construction & Engineering — 0.4%

Vinci SA(2)	4,000	$209,134

		$209,134

Consumer Finance — 1.3%

American Express Co.(2)	10,600	$404,814
ORIX Corp.	3,800	291,173

		$695,987

Diversified Financial Services — 0.9%

CIT Group, Inc.(1)	9,000	$327,870
Moody’s Corp.(2)	6,000	159,720

		$487,590

See notes to financial statements

Global Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Diversified Telecommunication Services — 1.4%

Koninklijke KPN NV(2)	15,100	$240,411
Telefonica SA	21,100	494,804

		$735,215

Electric Utilities — 0.4%

E.ON AG ADR	6,700	$238,721

		$238,721

Electrical Equipment — 1.6%

ABB, Ltd. ADR(1)	17,300	$350,498
Harbin Electric, Inc.(1)(2)	8,500	160,905
Vestas Wind Systems A/S(1)	5,350	264,579
Yingli Green Energy Holding Co. Ltd. ADR(1)(2)	6,905	79,960

		$855,942

Electronic Equipment, Instruments & Components — 1.6%

FUJIFILM Holdings Corp.	18,000	$570,346
Hon Hai Precision Industry Co., Ltd.	67,000	265,326
Itron, Inc.(1)(2)	700	46,865

		$882,537

Energy Equipment & Services — 1.6%

Nabors Industries, Ltd.(1)(2)	10,600	$233,624
OAO TMK GDR(1)(3)	20,100	357,559
Tenaris SA ADR(2)	6,500	269,295

		$860,478

Food & Staples Retailing — 1.1%

Shoppers Drug Mart Corp.	14,500	$606,349

		$606,349

Food Products — 4.5%

Cosan, Ltd., Class A(1)(2)	35,300	$320,171
H.J. Heinz Co.(2)	14,000	642,600
Lancaster Colony Corp.(2)	2,700	155,358
Nestle SA	16,200	806,437
Unilever PLC	17,000	499,900

		$2,424,466

Health Care Equipment & Supplies — 1.1%

Masimo Corp.(1)(2)	10,600	$293,514
Mindray Medical International, Ltd. ADR(2)	4,000	152,640
NuVasive, Inc.(1)(2)	3,100	123,845

		$569,999

Health Care Providers & Services — 1.9%

CIGNA Corp.(2)	12,200	$417,972
Laboratory Corp. of America Holdings(1)(2)	2,100	153,951
Lincare Holdings, Inc.(1)(2)	7,200	289,152
Quest Diagnostics, Inc.(2)	3,000	170,250

		$1,031,325

Hotels, Restaurants & Leisure — 0.8%

Bally Technologies, Inc.(1)(2)	7,000	$289,870
Carnival PLC	4,400	167,259

		$457,129

Household Durables — 3.3%

Desarrolladora Homex SA de CV ADR(1)(2)	15,100	$412,834
Fisher & Paykel Appliances Holdings, Ltd.(1)	280,000	117,210
LG Electronics, Inc.	1,400	129,065
Tempur-Pedic International, Inc.(1)(2)	22,273	632,553
Whirlpool Corp.(2)	6,210	522,634

		$1,814,296

Household Products — 0.9%

Church & Dwight Co., Inc.(2)	5,200	$349,336
Henkel AG & Co. KGaA	3,000	132,230

		$481,566

Industrial Conglomerates — 1.6%

Cookson Group PLC(1)	50,000	$350,588
Keppel Corp., Ltd.	84,200	503,745

		$854,333

Insurance — 1.5%

Allied World Assurance Holdings, Ltd.	1,781	$82,104
AXA SA ADR	8,600	173,118
Fairfax Financial Holdings, Ltd.	210	72,474
Swiss Reinsurance Co., Ltd.	5,100	229,107
Zurich Financial Services AG	1,100	265,337

		$822,140

See notes to financial statements

Global Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Internet Software & Services — 0.5%

Monster Worldwide, Inc.(1)(2)	20,400	$284,580

		$284,580

IT Services — 0.8%

Accenture PLC, Class A(2)	9,000	$359,730
Euronet Worldwide, Inc.(1)(2)	5,000	90,600

		$450,330

Machinery — 0.1%

PACCAR, Inc.(2)	1,600	$56,560

		$56,560

Media — 2.8%

Central European Media Enterprises, Ltd., Class A(1)(2)	9,700	$261,609
DIRECTV, Class A(1)	19,104	646,670
McGraw-Hill Cos., Inc. (The)(2)	17,400	595,080

		$1,503,359

Metals & Mining — 3.8%

Anglo American PLC ADR(1)(2)	15,610	$283,478
ArcelorMittal(2)	12,800	489,216
Rio Tinto PLC ADR	1,600	332,480
Sterlite Industries India, Ltd. ADR	14,800	249,972
Thompson Creek Metals Co., Inc.(1)(2)	22,300	306,625
Vale SA ADR(2)	16,600	408,360

		$2,070,131

Multi-Utilities — 0.7%

RWE AG	4,700	$398,034

		$398,034

Multiline Retail — 0.7%

Big Lots, Inc.(1)(2)	11,700	$391,950

		$391,950

Office Electronics — 0.5%

Canon, Inc.	7,000	$290,457

		$290,457

Oil, Gas & Consumable Fuels — 8.2%

Alpha Natural Resources, Inc.(1)	6,318	$290,691
Apache Corp.	4,800	497,472
Arch Coal, Inc.(2)	13,200	296,868
Brigham Exploration Co.(1)(2)	6,724	110,408
Forest Oil Corp.(1)(2)	5,800	157,180
Heritage Oil PLC(1)	12,000	85,538
KazMunaiGas Exploration Production GDR	6,300	152,176
LUKOIL OAO ADR(2)	7,000	367,500
Newfield Exploration Co.(1)(2)	3,300	168,531
Nexen, Inc.	26,000	585,000
OMV AG	3,100	114,782
Petroleo Brasileiro SA ADR(2)	14,200	545,280
Soco International PLC(1)	11,200	262,189
Statoil ASA ADR(2)	13,495	303,233
Total SA ADR	9,400	523,204

		$4,460,052

Pharmaceuticals — 6.4%

AstraZeneca PLC ADR(2)	4,400	$194,128
Biovail Corp.	20,000	296,600
GlaxoSmithKline PLC ADR(2)	10,700	397,398
King Pharmaceuticals, Inc.(1)(2)	26,900	302,625
Novartis AG ADR(1)(2)	19,200	1,062,144
Perrigo Co.(2)	3,300	163,581
Pfizer, Inc.	24,000	421,200
Sanofi-Aventis	4,200	306,525
Warner Chilcott PLC(1)(2)	11,500	313,030

		$3,457,231

Real Estate Investment Trusts (REITs) — 0.2%

Chimera Investment Corp.(2)	32,700	$130,800

		$130,800

Real Estate Management & Development — 0.2%

Raven Russia, Ltd.	169,000	$124,456

		$124,456

Road & Rail — 0.6%

All America Latina Logistica SA (Units)	20,000	$178,402
Kansas City Southern(1)(2)	4,500	154,350

		$332,752

Semiconductors & Semiconductor Equipment — 2.1%

Atheros Communications, Inc.(1)(2)	8,921	$320,175
Cree, Inc.(1)(2)	3,400	230,622

See notes to financial statements

Global Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)

Tessera Technologies, Inc.(1)(2)	25,320	$454,747
United Microelectronics Corp. ADR(1)(2)	34,000	116,620

		$1,122,164

Software — 1.1%

Ariba, Inc.(1)(2)	13,688	$164,393
Check Point Software Technologies, Ltd.(1)(2)	5,600	182,560
Concur Technologies, Inc.(1)(2)	6,200	243,908

		$590,861

Specialty Retail — 2.0%

Advance Auto Parts, Inc.(2)	7,973	$325,299
Kingfisher PLC	71,000	232,904
Limited Brands, Inc.(2)	8,500	187,935
RadioShack Corp.(2)	17,500	342,300

		$1,088,438

Textiles, Apparel & Luxury Goods — 2.9%

Gildan Activewear, Inc.(1)(2)	35,949	$848,756
Hanesbrands, Inc.(1)(2)	27,400	710,482

		$1,559,238

Tobacco — 1.5%

British American Tobacco PLC	23,500	$799,016

		$799,016

Trading Companies & Distributors — 2.0%

Mitsubishi Corp.	7,000	$174,608
Mitsui & Co., Ltd.	57,000	883,424

		$1,058,032

Wireless Telecommunication Services — 6.1%

Crown Castle International Corp.(1)(2)	24,300	$918,540
Leap Wireless International, Inc.(1)(2)	10,000	142,700
NII Holdings, Inc.(1)(2)	29,805	1,115,303
Rogers Communications, Inc., Class B	19,000	627,570
Turkcell Iletisim Hizmetleri AS ADR(2)	33,000	488,730

		$3,292,843

Total Common Stocks
(identified cost $44,563,220)		$51,394,497

Investment Funds — 2.3%

Security	Shares	Value

Capital Markets — 2.3%

iShares Russell 2000 Index Fund	10,000	$628,000
SPDR S&P MidCap 400 ETF Trust	4,800	643,152

Total Investment Funds
(identified cost $1,228,538)		$1,271,152

Short-Term Investments — 29.0%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.19%(4)(5)	$14,733	$14,732,695
Eaton Vance Cash Reserves Fund, LLC, 0.13%(5)	987	986,730

Total Short-Term Investments
(identified cost $15,719,425)		$15,719,425

Total Investments — 126.1%
(identified cost $61,511,183)		$68,385,074

Other Assets, Less Liabilities — (26.1)%		$(14,147,827)

Net Assets — 100.0%		$54,237,247

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at February 28, 2010.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at February 28, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the six months ended February 28, 2010 was $348 and $0, respectively.

See notes to financial statements

Global Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	41.5%	$22,522,560
Canada	8.1	4,414,553
United Kingdom	7.8	4,206,291
Japan	6.2	3,358,988
Switzerland	5.0	2,713,523
France	2.8	1,536,196
Brazil	2.7	1,452,213
Spain	2.5	1,355,444
Singapore	2.3	1,219,869
Russia	1.6	849,515
Germany	1.4	768,985
Italy	1.4	757,562
Netherlands	1.4	729,627
Mexico	1.3	703,874
Ireland	1.2	672,760
Turkey	1.1	612,507
Hong Kong	1.0	547,005
Austria	0.8	451,493
Belgium	0.8	447,713
Taiwan	0.7	381,946
Greece	0.7	380,773
Poland	0.7	373,520
Bermuda	0.6	315,728
Norway	0.6	303,233
Denmark	0.5	264,579
Czech Republic	0.5	261,609
India	0.5	249,972
China	0.4	232,600
Israel	0.3	182,560
Kazakhstan	0.3	152,176
South Korea	0.2	129,065
New Zealand	0.2	117,210

Long-Term Investments	97.1%	$52,665,649

Short-Term Investments		$15,719,425

Total Investments		$68,385,074

See notes to financial statements

Global Growth Portfolio as of February 28, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2010

Assets

Unaffiliated investments, at value including $14,460,496 of securities on loan (identified cost, $45,791,758)	$52,665,649
Affiliated investments, at value (identified cost, $15,719,425)	15,719,425
Foreign currency, at value (identified cost, $1,044)	1,047
Dividends receivable	65,883
Interest receivable from affiliated investment	296
Receivable for investments sold	958,928
Securities lending income receivable	2,794
Tax reclaims receivable	72,500

Total assets	$69,486,522

Liabilities

Collateral for securities loaned	$14,732,695
Payable for investments purchased	404,476
Payable to affiliates:
Investment adviser fee	27,473
Administration fee	10,407
Accrued expenses	74,224

Total liabilities	$15,249,275

Net Assets applicable to investors’ interest in Portfolio	$54,237,247

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$47,358,376
Net unrealized appreciation	6,878,871

Total	$54,237,247

Statement of Operations

For the Six Months Ended
February 28, 2010

Investment Income

Dividends (net of foreign taxes, $18,640)	$277,516
Securities lending income, net	16,838
Interest income allocated from affiliated investments	2,726
Expenses allocated from affiliated investments	(2,378)

Total investment income	$294,702

Expenses

Investment adviser fee	$210,199
Administration fee	70,238
Trustees’ fees and expenses	1,216
Custodian fee	88,544
Legal and accounting services	29,747
Miscellaneous	1,775

Total expenses	$401,719

Deduct —
Reduction of custodian fee	$2

Total expense reductions	$2

Net expenses	$401,717

Net investment loss	$(107,015)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$4,110,013
Investment transactions allocated from affiliated investments	1,734
Foreign currency transactions	(9,845)

Net realized gain	$4,101,902

Change in unrealized appreciation (depreciation) —
Investments	$(1,736,435)
Foreign currency	(3,970)

Net change in unrealized appreciation (depreciation)	$(1,740,405)

Net realized and unrealized gain	$2,361,497

Net increase in net assets from operations	$2,254,482

See notes to financial statements

Global Growth Portfolio as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2010	Year Ended
in Net Assets	(Unaudited)	August 31, 2009

From operations —
Net investment income (loss)	$(107,015)	$517,171
Net realized gain (loss) from investment and foreign currency transactions	4,101,902	(29,009,619)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,740,405)	(2,635,027)

Net increase (decrease) in net assets from operations	$2,254,482	$(31,127,475)

Capital transactions —
Contributions	$2,487,216	$9,346,348
Withdrawals	(5,217,888)	(20,695,393)

Net decrease in net assets from capital transactions	$(2,730,672)	$(11,349,045)

Net decrease in net assets	$(476,190)	$(42,476,520)

Net Assets

At beginning of period	$54,713,437	$97,189,957

At end of period	$54,237,247	$54,713,437

See notes to financial statements

Global Growth Portfolio as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009		2008		2007		2006		2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.44	%(2)	1.45	%(3)	1.26%		1.28%		1.29	%(3)	1.29	%(3)
Net investment income (loss)	(0.38	)%(2)	0.97%		1.17	%(4)	0.70	%(5)	0.22%		0.40%
Portfolio Turnover	65	%(6)	155%		124%		94%		186%		130%

Total Return	4.16	%(6)	(29.60)%		(3.42)%		29.26%		13.43%		19.06%

Net assets, end of period (000’s omitted)	$54,237		$54,713		$97,190		$96,585		$83,316		$82,344

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser(s) voluntarily waived a portion of its investment adviser fee (equal to less than 0.01%, 0.04% and less than 0.01% of average daily net assets for the years ended August 31, 2009, 2006 and 2005, respectively).

(4)	Includes a dividend resulting from a corporate action equal to 0.46% of average daily net assets.

(5)	Includes special dividends equal to 0.35% of average daily net assets.

(6)	Not annualized.

See notes to financial statements

Global Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Global Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2010, Eaton Vance Global Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Portfolio’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Portfolio’s application of generally accepted accounting principles.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund) and, prior to its liquidation in February 2010, Cash Management Portfolio (Cash Management), affiliated investment companies managed by Eaton Vance Management (EVM) or Boston Management and Research (BMR), a subsidiary of EVM. Cash Reserves Fund, Cash Collateral Fund and Cash Management generally value their investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which Cash Reserves Fund, Cash Collateral Fund and Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund, Cash Collateral Fund and Cash Management may value their investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted

Global Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of February 28, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2010 and for the six months then ended have not been audited by an

Global Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Eagle Global Advisors, L.L.C. (Eagle) a portion of its adviser fee for sub-advisory services provided to the Portfolio. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 28, 2010, the Portfolio’s investment adviser fee totaled $212,295 of which $2,096 was allocated from Cash Management and $210,199 was paid or accrued directly by the Portfolio. For the six months ended February 28, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management, was 0.75% (annualized) of the Portfolio’s average daily net assets.

In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level. For the six months ended February 28, 2010, the administration fee was 0.25% (annualized) of the Portfolio’s average daily net assets and amounted to $70,238.

Except for Trustees of the Portfolio who are not members of EVM’s, BMR’s or Eagle’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $34,490,772 and $37,531,358, respectively, for the six months ended February 28, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,629,950

Gross unrealized appreciation	$7,746,700
Gross unrealized depreciation	(1,991,576)

Net unrealized appreciation	$5,755,124

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2010.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S.

Global Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. The net loan rebate fee received by the Portfolio amounted to $5,402 for the six months ended February 28, 2010. At February 28, 2010, the value of the securities loaned and the value of the collateral received amounted to $14,460,496 and $14,732,695, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$6,799,436	$1,524,068		$—	$8,323,504
Consumer Staples	2,738,374	2,237,582		—	4,975,956
Energy	4,348,286	972,243		—	5,320,529
Financials	4,547,551	4,650,644		—	9,198,195
Health Care	5,861,855	306,525		—	6,168,380
Industrials	1,843,581	2,722,789		—	4,566,370
Information Technology	4,219,081	1,286,196		—	5,505,277
Materials	2,671,472	—		—	2,671,472
Telecommunication Services	3,292,843	735,216		—	4,028,059
Utilities	238,721	398,034		—	636,755

Total Common Stocks	$36,561,200	$14,833,297	*	$—	$51,394,497

Investment Funds	$1,271,152	$—		$—	$1,271,152
Short-Term Investments	—	15,719,425		—	15,719,425

Total Investments	$37,832,352	$30,552,722		$—	$68,385,074

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between Global Growth Portfolio (the “Portfolio”) and Boston Management and Research (“BMR” or the “Adviser”) and the sub-advisory agreement with Eagle Global Advisors, L.L.C. (“Eagle” or the “Sub-adviser”), as well as the administration agreement of the Portfolio with Eaton Vance Management (“EVM”), and the management contract of the Fund with EVM, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement with BMR the sub-advisory agreement with Eagle for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by BMR, EVM and by Eagle and to the Fund by EVM.

The Board considered BMR’s, EVM’s and Eagle’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and who also supervise Eagle’s management of the foreign portion of the Portfolio. The Board specifically noted BMR’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of BMR, relevant affiliates thereof, and Eagle. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of BMR and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by BMR and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by BMR, EVM and Eagle, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement with respect to BMR, the investment advisory agreement with respect to Eagle, the administration agreement with EVM and the management contract with EVM, respectively.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board noted that the domestic portion of the Portfolio has been managed by BMR since the Fund’s inception and that the foreign portion of the Portfolio has been managed by Eagle since April 1, 2006. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory and management fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by BMR, EVM and Eagle, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by BMR and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by BMR and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by BMR and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to BMR as a result of securities transactions effected for the Portfolio and other advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s profitability in managing the Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by BMR and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which BMR and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of BMR and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by BMR and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause BMR and its affiliates, Eagle, and the Fund to continue to share such benefits equitably.

Eaton Vance Global Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance Global Growth Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout
Global Growth Portfolio

Officers
Duncan W. Richardson
President

Edward R. Allen, III
Vice President

Arieh Coll
Vice President

Thomas N. Hunt, III
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Sponsor and Manager of Eaton Vance Global Growth Fund
and Administrator of Global Growth Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Investment Adviser of Global Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Global Growth Portfolio
Eagle Global Advisors, L.L.C.
5847 San Felipe, Suite 930
Houston, TX 77057

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Global Growth Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

424-04/10	IASRC

Eaton Vance
Investment Managers

Semiannual Report February 28, 2010

EATON VANCE MULTI-CAP GROWTH FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Multi-Cap Growth Fund as of February 28, 2010
INVESTMENT UPDATE

Arieh Coll
Portfolio Manager
Economic and Market Conditions
•	Despite a brief slowdown in momentum during the opening weeks of the new year, the U.S. equity market continued along an upward trajectory during the six-month period ending February 28, 2010, thus extending its comeback since early March 2009, albeit at a less torrid pace. This late-in-the-period correction in equity prices came close on the heels of growing concerns about a looming debt crisis in Greece and fiscal belt-tightening in China. Even so, the major measures of U.S. equity market performance seemed to reflect a greater degree of optimism about the domestic economy and future corporate profits than worry about a possible return to the market malaise of a little more than a year ago. Uncertainty, however, continued to cast a long shadow across the equity market as a whole, with volatility still very much the name of the game.

•	For the six months ending February 28, 2010, the bellwether Standard & Poor’s 500 Index (S&P 500 Index), often viewed as a proxy for the overall performance of the U.S. stock market, posted a 9.32% gain[1]. The Dow Jones Industrial Average, a measure of how major blue-chip stocks performed, was up 10.22% during the same time frame, while the technology-laden NASDAQ Composite Index edged a bit higher still, advancing 11.41%. Although stocks of all market capitalizations gained ground during the period, mid-caps turned in the best overall performance, with small-cap and large-cap issues finishing not far behind. Meanwhile, growth stocks generally outpaced their value-oriented counterparts, but by only modest margins.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	The Fund[2] maintained its forward momentum during the six months ending February 28, 2010, gaining ground as equity markets moved along a mostly upward path during the period. When compared with its primary benchmark, the Russell Midcap Growth Index (the Index), the Fund came up short, however. It also trailed the S&P 500 Index and its Lipper peer group.

•	In general terms, the Fund became more conservatively positioned during the period, which dragged on performance at a time when equities farther out on the risk spectrum tended to lead the market. As part of that conservative positioning, the Fund had a larger-than-normal position in cash, which detracted from performance in a rising market environment.

•	That said, the Fund’s lagging performance versus the primary benchmark was mostly due to asset allocation. In particular, being underweighted relative to the Index in its allocations to the information technology, industrials and health care sectors held back the Fund’s performance by sizable margins. On the upside, favorable security selection offset some of the negative effects of inopportune asset allocation, especially the Fund’s picks within the telecommunication services sector.

Total Return Performance
8/31/09 – 2/28/10
Class A3	4.99%
Class B3	4.63
Class C3	4.50
Russell Midcap Growth Index[1]	13.70
S&P 500 Index[1]	9.32
Lipper Mid-Cap Growth Funds Average[1]	12.74

See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests in a separate registered investment company, Multi-Cap Growth Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

1

Eaton Vance Multi-Cap Growth Fund as of February 28, 2010
INVESTMENT UPDATE
•	In selecting stocks, management seeks to purchase stocks of companies it believes can grow faster over the long term than the U.S. economy and the U.S. stock market as a whole and that are reasonably priced in relation to their fundamental value. Management of the Fund involves consideration of numerous factors, such as potential for price appreciation, an assessment of risk and return, the development of the proper mix of securities in the portfolio and, secondarily, long-term dividend prospects. In the current market environment, we believe there are many fundamentally sound companies trading at attractive valuations, which we believe is a positive factor that long-term investors should consider.
Portfolio Composition
Top 10 Holdings1

By net assets

NII Holdings, Inc.	3.8%
Crown Castle International Corp.	3.1
State Street Corp.	3.0
Gildan Activewear, Inc.	3.0
Wells Fargo & Co.	2.8
Apple, Inc.	2.6
Hanesbrands, Inc.	2.6
Tempur-Pedic International, Inc.	2.4
TD Ameritrade Holding Corp.	2.4
Alliance Data Systems Corp.	2.4

[1]	Top 10 Holdings represented 28.1% of the Portfolio’s net assets as of 2/28/10. Excludes cash equivalents.
Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 2/28/10. Excludes cash equivalents.

2

Eaton Vance Multi-Cap Growth Fund as of February 28, 2010
FUND PERFORMANCE
Performance 1

	Class A	Class B	Class C
Share Class Symbol	EVGFX	EMGFX	ECGFX

Average Annual Total Returns (at net asset value)
Six Months	4.99%	4.63%	4.50%
One Year	59.33	58.07	58.25
Five Years	2.40	1.67	1.65
Ten Years	0.50	-0.25	-0.27
Life of Fund†	8.62	5.04	4.74
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.08%	-0.37%	3.50%
One Year	50.22	53.07	57.25
Five Years	1.21	1.33	1.65
Ten Years	-0.09	-0.25	-0.27
Life of Fund†	8.51	5.04	4.74

†	Inception dates: Class A: 8/1/52; Class B: 9/13/94; Class C: 11/7/94

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	1.44%	2.18%	2.19%

[2]	Source: Prospectus dated 1/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatovance.com.

3

Eaton Vance Multi-Cap Growth Fund as of February 28, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 – February 28, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Multi-Cap Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/09)	(2/28/10)	(9/1/09 – 2/28/10)

Actual
Class A	$1,000.00	$1,049.90	$6.51
Class B	$1,000.00	$1,046.30	$10.30
Class C	$1,000.00	$1,045.00	$10.29

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.40	$6.41
Class B	$1,000.00	$1,014.70	$10.14
Class C	$1,000.00	$1,014.70	$10.14

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28% for Class A shares, 2.03% for Class B shares and 2.03% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2009. The Example reflects expenses of both the Fund and the Portfolio.

4

Eaton Vance Multi-Cap Growth Fund as of February 28, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2010

Assets

Investment in Multi-Cap Growth Portfolio, at value (identified cost, $121,385,489)	$150,103,973
Receivable for Fund shares sold	40,357
Other assets	330,674

Total assets	$150,475,004

Liabilities

Payable for Fund shares redeemed	$364,699
Payable to affiliates:
Distribution and service fees	44,652
Accrued expenses	116,689

Total liabilities	$526,040

Net Assets	$149,948,964

Sources of Net Assets

Paid-in capital	$228,335,488
Accumulated net realized loss from Portfolio	(104,628,233)
Accumulated distributions in excess of net investment income	(2,476,775)
Net unrealized appreciation from Portfolio	28,718,484

Total	$149,948,964

Class A Shares

Net Assets	$122,053,904
Shares Outstanding	18,111,481
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.74
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$7.15

Class B Shares

Net Assets	$7,749,304
Shares Outstanding	1,179,182
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.57

Class C Shares

Net Assets	$20,145,756
Shares Outstanding	3,070,028
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.56

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
February 28, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $22,955)	$536,429
Interest allocated from Portfolio	12,097
Securities lending income allocated from Portfolio, net	70,280
Miscellaneous income	330,674
Expenses allocated from Portfolio	(630,263)

Total investment income	$319,217

Expenses

Distribution and service fees
Class A	$174,838
Class B	40,676
Class C	107,201
Trustees’ fees and expenses	250
Custodian fee	11,879
Transfer and dividend disbursing agent fees	163,925
Legal and accounting services	18,824
Printing and postage	20,711
Registration fees	21,088
Miscellaneous	4,274

Total expenses	$563,666

Net investment loss	$(244,449)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$27,930,349
Foreign currency transactions	(11,151)

Net realized gain	$27,919,198

Change in unrealized appreciation (depreciation) —
Investments	$(16,896,998)

Net change in unrealized appreciation (depreciation)	$(16,896,998)

Net realized and unrealized gain	$11,022,200

Net increase in net assets from operations	$10,777,751

See notes to financial statements

5

Eaton Vance Multi-Cap Growth Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2010	Year Ended
in Net Assets	(Unaudited)	August 31, 2009

From operations —
Net investment loss	$(244,449)	$(349,071)
Net realized gain (loss) from investment and foreign currency transactions	27,919,198	(120,050,129)
Net change in unrealized appreciation (depreciation) from investments	(16,896,998)	14,251,731

Net increase (decrease) in net assets from operations	$10,777,751	$(106,147,469)

Distributions to shareholders —
From net investment income
Class A	$(1,836,589)	$(198,593)
Class B	(67,427)	—
Class C	(181,610)	—
From net realized gain
Class A	—	(1,777,020)
Class B	—	(111,663)
Class C	—	(264,443)

Total distributions to shareholders	$(2,085,626)	$(2,351,719)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,162,271	$67,009,280
Class B	1,017,133	1,588,360
Class C	2,758,041	8,309,916
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,594,526	1,747,556
Class B	57,468	93,185
Class C	145,207	208,048
Cost of shares redeemed
Class A	(61,327,794)	(106,167,513)
Class B	(1,114,616)	(3,415,546)
Class C	(5,348,060)	(8,965,459)
Net asset value of shares exchanged
Class A	631,589	753,811
Class B	(631,589)	(753,811)

Net decrease in net assets from Fund share transactions	$(52,055,824)	$(39,592,173)

Net decrease in net assets	$(43,363,699)	$(148,091,361)

	Six Months Ended
	February 28, 2010	Year Ended
Net Assets	(Unaudited)	August 31, 2009

At beginning of period	$193,312,663	$341,404,024

At end of period	$149,948,964	$193,312,663

Accumulated distributions in excess of net investment income and accumulated net investment loss, respectively, included in net assets

At end of period	$(2,476,775)	$(146,700)

See notes to financial statements

6

Eaton Vance Multi-Cap Growth Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009	2008	2007		2006		2005

Net asset value — Beginning of period	$6.510		$9.550	$10.730	$8.010		$7.450		$6.060

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.006)		$(0.005)	$0.037	$0.047	(2)	$(0.028)		$(0.035)
Net realized and unrealized gain (loss)	0.336		(2.953)	0.364 (3)	2.899		0.588		1.425

Total income (loss) from operations	$0.330		$(2.958)	$0.401	$2.946		$0.560		$1.390

Less Distributions

From net investment income	$(0.100)		$(0.008)	$—	$—		$—		$—
From net realized gain	—		(0.074)	(1.581)	(0.226)		—		—

Total distributions	$(0.100)		$(0.082)	$(1.581)	$(0.226)		$—		$—

Net asset value — End of period	$6.740		$6.510	$9.550	$10.730		$8.010		$7.450

Total Return(4)	4.99	%(5)	(30.57)%	2.39%	37.30%		7.52%		22.94%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$122,054		$163,479	$290,306	$154,213		$105,557		$104,876
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.28	%(7)	1.42%	1.13%	1.20%		1.26	%(8)	1.27	%(8)
Net investment income (loss)	(0.17	)%(7)	(0.10)%	0.36%	0.49	%(2)	(0.35)%		(0.50)%
Portfolio Turnover of the Portfolio	115	%(5)	274%	206%	144%		208%		201%

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.084 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.39)%.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% and 0.01% of average daily net assets for the years ended August 31, 2006 and 2005, respectively).

See notes to financial statements

7

Eaton Vance Multi-Cap Growth Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009	2008	2007		2006		2005

Net asset value — Beginning of period	$6.330		$9.350	$10.600	$7.960		$7.460		$6.110

Income (Loss) From Operations

Net investment loss(1)	$(0.029)		$(0.044)	$(0.040)	$(0.013	)(2)	$(0.087)		$(0.087)
Net realized and unrealized gain (loss)	0.325		(2.902)	0.371 (3)	2.874		0.587		1.437

Total income (loss) from operations	$0.296		$(2.946)	$0.331	$2.861		$0.500		$1.350

Less Distributions

From net investment income	$(0.056)		$—	$—	$—		$—		$—
From net realized gain	—		(0.074)	(1.581)	(0.226)		—		—

Total distributions	$(0.056)		$(0.074)	$(1.581)	$(0.226)		$—		$—

Contingent deferred sales charges	$—		$—	$—	$0.005		$—		$—

Net asset value — End of period	$6.570		$6.330	$9.350	$10.600		$7.960		$7.460

Total Return(4)	4.63	%(5)	(31.15)%	1.70%	36.52%		6.70%		21.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,749		$8,092	$16,565	$12,229		$10,314		$11,609
Ratios (as a percentage of average daily net assets):
Expenses(6)	2.03	%(7)	2.16%	1.88%	1.86%		2.01	%(8)	2.02	%(8)
Net investment loss	(0.87	)%(7)	(0.82)%	(0.40)%	(0.14	)%(2)	(1.11)%		(1.25)%
Portfolio Turnover of the Portfolio	115	%(5)	274%	206%	144%		208%		201%

(1)	Computed using average shares outstanding.

(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.086 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.05)%.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% and 0.01% of average daily net assets for the years ended August 31, 2006 and 2005, respectively).

See notes to financial statements

8

Eaton Vance Multi-Cap Growth Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009	2008	2007		2006		2005

Net asset value — Beginning of period	$6.330		$9.340	$10.580	$7.960		$7.460		$6.120

Income (Loss) From Operations

Net investment loss(1)	$(0.029)		$(0.046)	$(0.041)	$(0.028	)(2)	$(0.086)		$(0.087)
Net realized and unrealized gain (loss)	0.317		(2.890)	0.382 (3)	2.874		0.586		1.427

Total income (loss) from operations	$0.288		$(2.936)	$0.341	$2.846		$0.500		$1.340

Less Distributions

From net investment income	$(0.058)		$—	$—	$—		$—		$—
From net realized gain	—		(0.074)	(1.581)	(0.226)		—		—

Total distributions	$(0.058)		$(0.074)	$(1.581)	$(0.226)		$—		$—

Net asset value — End of period	$6.560		$6.330	$9.340	$10.580		$7.960		$7.460

Total Return(4)	4.50	%(5)	(31.07)%	1.82%	36.26%		6.70%		21.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,146		$21,742	$34,533	$11,128		$6,402		$6,194
Ratios (as a percentage of average daily net assets):
Expenses(6)	2.03	%(7)	2.17%	1.88%	1.95%		2.01	%(8)	2.02	%(8)
Net investment loss	(0.87	)%(7)	(0.86)%	(0.41)%	(0.29	)%(2)	(1.10)%		(1.25)%
Portfolio Turnover of the Portfolio	115	%(5)	274%	206%	144%		208%		201%

(1)	Computed using average shares outstanding.

(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.080 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.13)%.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% and 0.01% of average daily net assets for the years ended August 31, 2006 and 2005, respectively).

See notes to financial statements

9

Eaton Vance Multi-Cap Growth Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (91.4% at February 28, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Fund’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Fund’s application of generally accepted accounting principles.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio and other income, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $75,650,411 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on August 31, 2017.

Additionally, at August 31, 2009, the Fund had a net capital loss of $53,463,854 attributable to security transactions incurred after October 31, 2008. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2010.

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions

10

Eaton Vance Multi-Cap Growth Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2010, EVM earned $7,783 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,935 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2010 amounted to $174,838 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding

11

Eaton Vance Multi-Cap Growth Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 28, 2010, the Fund paid or accrued to EVD $30,507 and $80,400 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At February 28, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $119,000 and $2,838,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2010 amounted to $10,169 and $26,801 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2010, the Fund was informed that EVD received approximately $300, $6,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended February 28, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,382,650 and $56,815,678, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	February 28, 2010	Year Ended
Class A	(Unaudited)	August 31, 2009

Sales	1,486,364	11,394,724
Issued to shareholders electing to receive payments of distributions in Fund shares	225,853	391,829
Redemptions	(8,804,554)	(17,211,083)
Exchange from Class B shares	90,647	137,759

Net decrease	(7,001,690)	(5,286,771)

	Six Months Ended
	February 28, 2010	Year Ended
Class B	(Unaudited)	August 31, 2009

Sales	153,574	278,603
Issued to shareholders electing to receive payments of distributions in Fund shares	8,329	21,373
Redemptions	(167,368)	(653,348)
Exchange to Class A shares	(93,071)	(141,275)

Net decrease	(98,536)	(494,647)

	Six Months Ended
	February 28, 2010	Year Ended
Class C	(Unaudited)	August 31, 2009

Sales	413,929	1,406,264
Issued to shareholders electing to receive payments of distributions in Fund shares	21,075	47,718
Redemptions	(802,260)	(1,715,142)

Net decrease	(367,256)	(261,160)

12

Multi-Cap Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value

Auto Components — 2.2%

Lear Corp.(1)	50,958	$3,529,861

		$3,529,861

Biotechnology — 3.8%

Amylin Pharmaceuticals, Inc.(1)(2)	88,000	$1,663,200
Cephalon, Inc.(1)(2)	29,250	2,008,598
Genzyme Corp.(1)(2)	29,091	1,664,005
Gilead Sciences, Inc.(1)	20,000	952,200

		$6,288,003

Building Products — 2.1%

Lennox International, Inc.(2)	18,640	$786,608
Owens Corning, Inc.(1)(2)	109,872	2,585,288

		$3,371,896

Capital Markets — 5.4%

State Street Corp.(2)	109,500	$4,917,645
TD Ameritrade Holding Corp.(1)(2)	228,000	3,987,720

		$8,905,365

Chemicals — 0.9%

Celanese Corp., Class A	48,450	$1,511,155

		$1,511,155

Commercial Banks — 2.8%

Wells Fargo & Co.(2)	166,460	$4,551,016

		$4,551,016

Commercial Services & Supplies — 0.9%

Copart, Inc.(1)(2)	39,940	$1,425,059

		$1,425,059

Communications Equipment — 1.7%

Research In Motion, Ltd.(1)(2)	38,830	$2,752,270

		$2,752,270

Computers & Peripherals — 2.7%

Apple, Inc.(1)	21,300	$4,358,406

		$4,358,406

Consumer Finance — 1.4%

American Express Co.	60,177	$2,298,160

		$2,298,160

Diversified Financial Services — 1.7%

CIT Group, Inc.(1)	50,000	$1,821,500
Moody’s Corp.(2)	35,650	949,003

		$2,770,503

Electrical Equipment — 1.4%

Harbin Electric, Inc.(1)(2)	48,000	$908,640
Vestas Wind Systems A/S(1)	29,700	1,468,785

		$2,377,425

Electronic Equipment, Instruments & Components — 0.1%

Itron, Inc.(1)(2)	3,650	$244,368

		$244,368

Energy Equipment & Services — 0.8%

Nabors Industries, Ltd.(1)(2)	58,436	$1,287,929

		$1,287,929

Food & Staples Retailing — 2.2%

Shoppers Drug Mart Corp.(2)	87,750	$3,669,454

		$3,669,454

Food Products — 2.7%

H.J. Heinz Co.(2)	77,000	$3,534,300
Lancaster Colony Corp.(2)	15,150	871,731

		$4,406,031

Health Care Equipment & Supplies — 1.4%

Masimo Corp.(1)(2)	59,568	$1,649,438
NuVasive, Inc.(1)(2)	17,000	679,150

		$2,328,588

See notes to financial statements

13

Multi-Cap Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Health Care Providers & Services — 3.5%

CIGNA Corp.(2)	69,000	$2,363,940
Laboratory Corp. of America Holdings(1)(2)	11,420	837,200
Lincare Holdings, Inc.(1)(2)	40,000	1,606,400
Quest Diagnostics, Inc.(2)	16,450	933,538

		$5,741,078

Hotels, Restaurants & Leisure — 1.1%

Bally Technologies, Inc.(1)(2)	43,743	$1,811,398

		$1,811,398

Household Durables — 4.5%

Tempur-Pedic International, Inc.(1)(2)	141,100	$4,007,240
Whirlpool Corp.(2)	39,196	3,298,735

		$7,305,975

Household Products — 1.2%

Church & Dwight Co., Inc.(2)	29,530	$1,983,825

		$1,983,825

Insurance — 0.5%

Allied World Assurance Holdings, Ltd.	10,155	$468,146
Fairfax Financial Holdings, Ltd.	1,182	407,924

		$876,070

Internet Software & Services — 2.0%

AOL, Inc.(1)(2)	69,000	$1,709,820
Monster Worldwide, Inc.(1)(2)	113,500	1,583,325

		$3,293,145

IT Services — 5.9%

Accenture PLC, Class A	56,759	$2,268,657
Alliance Data Systems Corp.(1)(2)	70,710	3,920,163
MasterCard, Inc., Class A	15,630	3,506,903

		$9,695,723

Machinery — 0.2%

PACCAR, Inc.(2)	8,680	$306,838

		$306,838

Media — 4.4%

DIRECTV, Class A(1)(2)	106,881	$3,617,922
McGraw-Hill Cos., Inc. (The)(2)	104,210	3,563,982

		$7,181,904

Multiline Retail — 1.4%

Big Lots, Inc.(1)(2)	68,741	$2,302,823

		$2,302,823

Oil, Gas & Consumable Fuels — 7.5%

Alpha Natural Resources, Inc.(1)	35,249	$1,621,807
Apache Corp.	26,142	2,709,357
Arch Coal, Inc.(2)	74,000	1,664,260
Brigham Exploration Co.(1)(2)	38,163	626,636
Forest Oil Corp.(1)(2)	32,500	880,750
Heritage Oil PLC(1)	69,000	491,843
Newfield Exploration Co.(1)(2)	19,560	998,929
Nexen, Inc.	147,000	3,307,500

		$12,301,082

Pharmaceuticals — 5.3%

Biovail Corp.	126,154	$1,870,864
King Pharmaceuticals, Inc.(1)(2)	151,370	1,702,912
Perrigo Co.(2)	19,140	948,770
Pfizer, Inc.	134,000	2,351,700
Warner Chilcott PLC(1)(2)	67,000	1,823,740

		$8,697,986

Road & Rail — 0.5%

Kansas City Southern(1)(2)	25,000	$857,500

		$857,500

Semiconductors & Semiconductor Equipment — 3.6%

Atheros Communications, Inc.(1)(2)	49,990	$1,794,141
Tessera Technologies, Inc.(1)(2)	140,465	2,522,751
Veeco Instruments, Inc.(1)(2)	47,000	1,602,700

		$5,919,592

Software — 1.9%

Check Point Software Technologies, Ltd.(1)(2)	97,350	$3,173,610

		$3,173,610

See notes to financial statements

14

Multi-Cap Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Specialty Retail — 2.9%

Advance Auto Parts, Inc.(2)	44,786	$1,827,269
Limited Brands, Inc.(2)	48,000	1,061,280
RadioShack Corp.(2)	97,000	1,897,320

		$4,785,869

Textiles, Apparel & Luxury Goods — 5.5%

Gildan Activewear, Inc.(1)(2)	205,350	$4,848,314
Hanesbrands, Inc.(1)(2)	163,236	4,232,709

		$9,081,023

Wireless Telecommunication Services — 9.6%

Crown Castle International Corp.(1)(2)	134,900	$5,099,220
Leap Wireless International, Inc.(1)(2)	56,000	799,120
NII Holdings, Inc.(1)(2)	165,933	6,209,213
Rogers Communications, Inc., Class B(2)	110,840	3,661,045

		$15,768,598

Total Common Stocks
(identified cost $127,540,469)		$157,159,528

Investment Funds — 0.0%

Security	Shares	Value

Capital Markets — 0.0%

iShares Russell 2000 Index Fund	100	$6,280
SPDR S&P 500 ETF Trust	100	11,076

Total Investment Funds
(identified cost $13,076)		$17,356

Short-Term Investments — 30.4%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.19%(3)(4)	$46,981	$46,981,006
Eaton Vance Cash Reserves Fund, LLC, 0.13%(4)	2,849	2,849,471

Total Short-Term Investments
(identified cost $49,830,477)		$49,830,477

Total Investments — 126.1%
(identified cost $177,384,022)		$207,007,361

Other Assets, Less Liabilities — (26.1)%		$(42,833,952)

Net Assets — 100.0%		$164,173,409

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at February 28, 2010.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at February 28, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the six months ended February 28, 2010 was $1,612 and $0, respectively.

See notes to financial statements

15

Multi-Cap Growth Portfolio as of February 28, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2010

Assets

Unaffiliated investments, at value including $46,166,556 of securities on loan (identified cost, $127,553,545)	$157,176,884
Affiliated investments, at value (identified cost, $49,830,477)	49,830,477
Dividends receivable	194,121
Interest receivable from affiliated investment	1,358
Receivable for investments sold	4,931,389
Securities lending income receivable	5,944

Total assets	$212,140,173

Liabilities

Collateral for securities loaned	$46,981,006
Payable for investments purchased	844,656
Payable to affiliates:
Investment adviser fee	85,187
Accrued expenses	55,915

Total liabilities	$47,966,764

Net Assets applicable to investors’ interest in Portfolio	$164,173,409

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$134,550,070
Net unrealized appreciation	29,623,339

Total	$164,173,409

Statement of Operations

For the Six Months Ended
February 28, 2010

Investment Income

Dividends (net of foreign taxes, $24,385)	$574,607
Securities lending income, net	73,462
Interest income allocated from affiliated investments	12,633
Expenses allocated from affiliated investments	(11,021)

Total investment income	$649,681

Expenses

Investment adviser fee	$556,370
Trustees’ fees and expenses	3,154
Custodian fee	70,135
Legal and accounting services	22,544
Miscellaneous	5,505

Total expenses	$657,708

Net investment loss	$(8,027)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$28,293,715
Investment transactions allocated from affiliated investments	10,558
Foreign currency transactions	(11,273)

Net realized gain	$28,293,000

Change in unrealized appreciation (depreciation) —
Investments	$(16,479,283)

Net change in unrealized appreciation (depreciation)	$(16,479,283)

Net realized and unrealized gain	$11,813,717

Net increase in net assets from operations	$11,805,690

See notes to financial statements

16

Multi-Cap Growth Portfolio as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2010	Year Ended
in Net Assets	(Unaudited)	August 31, 2009

From operations —
Net investment income (loss)	$(8,027)	$905,124
Net realized gain (loss) from investment and foreign currency transactions	28,293,000	(120,837,622)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(16,479,283)	14,658,076

Net increase (decrease) in net assets from operations	$11,805,690	$(105,274,422)

Capital transactions —
Contributions	$14,533,613	$73,382,984
Withdrawals	(58,165,601)	(117,373,596)

Net decrease in net assets from capital transactions	$(43,631,988)	$(43,990,612)

Net decrease in net assets	$(31,826,298)	$(149,265,034)

Net Assets

At beginning of period	$195,999,707	$345,264,741

At end of period	$164,173,409	$195,999,707

See notes to financial statements

17

Multi-Cap Growth Portfolio as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009	2008	2007		2006		2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses	0.74	%(1)	0.75%	0.70%	0.74%		0.75	%(2)	0.75	%(2)
Net investment income (loss)	(0.01	)%(1)	0.57%	0.79%	0.95	%(3)	0.15%		0.02%
Portfolio Turnover	115	%(4)	274%	206%	144%		208%		201%

Total Return	5.28	%(4)	(30.08)%	2.84%	37.91%		8.06%		23.55%

Net assets, end of period (000’s omitted)	$164,173		$196,000	$345,265	$178,064		$122,415		$122,884

(1)	Annualized.

(2)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% and 0.01% of average daily net assets for the years ended August 31, 2006 and 2005, respectively).

(3)	Includes special dividends equal to 0.88% of average daily net assets.

(4)	Not annualized.

See notes to financial statements

18

Multi-Cap Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2010, Eaton Vance Multi-Cap Growth Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 91.4% and 1.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Portfolio’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Portfolio’s application of generally accepted accounting principles.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund) and, prior to its liquidation in February 2010, Cash Management Portfolio (Cash Management), affiliated investment companies managed by Eaton Vance Management (EVM) or Boston Management and Research (BMR), a subsidiary of EVM. Cash Reserves Fund, Cash Collateral Fund and Cash Management generally value their investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which Cash Reserves Fund, Cash Collateral Fund and Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund, Cash Collateral Fund and Cash Management may value their investment securities based on available market quotations provided by a third party pricing service.

19

Multi-Cap Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of February 28, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

20

Multi-Cap Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to and including $300 million and at reduced rates as daily net assets exceed that level, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 28, 2010, the Portfolio’s investment adviser fee totaled $566,137 of which $9,767 was allocated from Cash Management and $556,370 was paid or accrued directly by the Portfolio. For the six months ended February 28, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management, was 0.625% (annualized) of the Portfolio’s average daily net assets.

During the six months ended February 29, 2010, EVM reimbursed the Portfolio $5,358 for a trading error. The effect of the loss incurred and the reimbursement by EVM of such amount had no impact on total return.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $192,928,756 and $234,130,084, respectively, for the six months ended February 28, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$183,116,959

Gross unrealized appreciation	$25,903,890
Gross unrealized depreciation	(2,013,488)

Net unrealized appreciation	$23,890,402

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2010.

6   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. The net loan rebate fee received by the Portfolio amounted to $35,490 for the six months ended February 28, 2010. At February 28, 2010, the value of the securities loaned and the value of the collateral received amounted to $46,166,556 and $46,981,006, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

21

Multi-Cap Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$35,998,853	$—		$—	$35,998,853
Consumer Staples	10,059,311	—		—	10,059,311
Energy	13,097,168	491,843		—	13,589,011
Financials	19,401,114	—		—	19,401,114
Health Care	23,055,654	—		—	23,055,654
Industrials	6,869,933	1,468,785		—	8,338,718
Information Technology	29,437,114	—		—	29,437,114
Materials	1,511,155	—		—	1,511,155
Telecommunication Services	15,768,598	—		—	15,768,598

Total Common Stocks	$155,198,900	$1,960,628	*	$—	$157,159,528

Investment Funds	$17,356	$—		$—	$17,356
Short-Term Investments	—	49,830,477		—	49,830,477

Total Investments	$155,216,256	$51,791,105		$—	$207,007,361

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

22

Eaton Vance Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

23

Eaton Vance Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Multi-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Multi-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

24

Eaton Vance Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

25

Eaton Vance Multi-Cap Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance Multi-Cap Growth Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout
Multi-Cap Growth Portfolio

Officers Duncan W. Richardson President Arieh Coll Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Multi-Cap Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Multi-Cap Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Multi-Cap Growth Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

444-4/10	GFSRC

Eaton Vance
Investment Managers

Semiannual Report February 28, 2010

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Semi annual Report February 28, 2010 EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2010

I N V E S T M E N T   U P D A T E

Economic and Market Conditions

•  Most global equity markets posted positive returns for the six months ending February 28, 2010. However, after the brisk
OrbiMed Advisors, LLC
Samuel D. Isaly
Lead Portfolio Manager
Sven H. Borho, CFA
Geoffrey C. Hsu, CFA
Richard D. Klemm, Ph.D., CFA
Trevor M. Polischuk, Ph.D.
   upward momentum seen during the second half of 2009, global markets began to slow in the first two months of the new year, primarily due to renewed uncertainty about the sustainability of a broad-based economic recovery when the significant stimulus measures that helped spark the markets’ rebound last year are fully pared back.
•  Within the health care sector, investor uncertainty about the impact of proposed U.S. health insurance reform remained the dominant theme throughout the six-month period. Passage of some form of health care reform legislation continued to be a hotly contested political battle in Washington, D.C. Although the health care sector posted solid single-digit gains for the period, uncertainty over reform legislation acted as a negative overhang on health care stocks, which lagged the broad U.S. equity market.
•  In spite of this overhang on the sector, there was a resurgent level of recent or prospective biotechnology product launches announced during the period. Many large patent expirations continued to loom for major pharmaceutical companies, and the product pipelines at some of these companies remained uneven. Health care sector valuations also were trading at extreme discounts to the broader market.

[1]
The Fund currently invests in a separate registered investment company, Worldwide Health Sciences Portfolio, with the same investment objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]
It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. MSCI Index returns reflect dividends net of any applicable foreign withholding taxes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[3]
Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class R shares are offered at net asset value. Class A, Class I and Class R shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion

•	The Fund[1] posted a positive return for the six months ending February 28, 2010, but it lagged the broader market, as represented by the Standard & Poor’s 500 Index (S&P 500 Index), its primary benchmark, and it also fell short of the MSCI World Pharmaceuticals, Biotechnology and Life Sciences Index (MSCI World Pharma Index), and its Lipper peer group.[2] The health care sector underperformed the broader market due to a combination of investor uncertainty about the impact of health care reform efforts in the United States and investors’ rotation into more-cyclical market sectors, as equities worldwide rallied for most of the period in anticipation of improving economic fundamentals.
•	The Fund’s performance trailed that of the MSCI World Pharma Index during the six-month period, in large part because of its overweighted position relative to larger-cap biotechnology holdings, which lagged smaller-capitalization drug companies during this time frame. The Fund also trailed the MSCI World Pharma Index because of its underexposure to health maintenance organizations (HMOs) and other kinds of health care services companies, which performed well, particularly during the latter part of 2009.

Total Return Performance
8/31/09 – 2/28/10

Class A3	6.61%
Class B3	6.26
Class C3	6.26
Class I3	4.46	*
Class R3	6.58
S&P 500 Index[2]	9.32
MSCI World Pharmaceuticals, Biotechnology and Life Sciences Index[2]	7.52
Lipper Health/Biotechnology Funds Average[2]	10.89
*Performance is cumulative since share class inception on 10/1/09.
See page 3 for more performance information.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2010

INVESTMENT UPDATE

•	Management continued to emphasize U.S.-based companies in the biotechnology industry, while holding relatively modest positions in Europe and Japan. Within Europe, the Fund held a mix of specialty and large pharmaceutical companies, while in Japan its holdings were more focused on generic drug manufacturers.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Top 10 Holdings[1]

By net assets
Genzyme Corp.	4.2%
Shire PLC ADR	4.2
Gilead Sciences, Inc.	3.9
Roche Holding AG	3.9
Johnson & Johnson	3.9
Pfizer, Inc.	3.9
Amgen, Inc.	3.8
Merck & Co., Inc.	3.5
Novartis AG	3.5
Vertex Pharmaceuticals, Inc.	3.0
[1]	Top 10 Holdings represented 37.8% of the Portfolio’s net assets as of 2/28/10. Excludes cash equivalents.
Regional Distribution2

By net assets
Market Capitalization Distribution2

By net assets
[2] As a percentage of the Portfolio’s net assets as of 2/28/10.

2

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2010

FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I	Class R
Share Class Symbol	ETHSX	EMHSX	ECHSX	EISHX	ERHSX

Average Annual Total Returns (at net asset value)

Six Months	6.61%	6.26%	6.26%	N.A.	6.58%
One Year	26.80	25.98	25.98	N.A.	26.67
Five Years	5.51	4.73	4.72	N.A.	5.27
Ten Years	4.20	3.42	3.43	N.A.	N.A.
Life of Fund†	13.45	9.58	9.35	4.46%††	4.49

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	0.51%	1.26%	5.26%	N.A.	6.58%
One Year	19.48	20.98	24.98	N.A.	26.67
Five Years	4.27	4.42	4.72	N.A.	5.27
Ten Years	3.58	3.42	3.43	N.A.	N.A.
Life of Fund†	13.17	9.58	9.35	4.46%††	4.49
† Inception dates: Class A: 7/26/85; Class B: 9/23/96; Class C: 1/5/98; Class I: 10/1/09; Class R: 9/8/03
†† Performance is cumulative since share class inception.
[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I and Class R shares are offered at net asset value. Class A, Class I and Class R shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I	Class R

Expense Ratio	2.11%	2.86%	2.86%	1.86%	2.36%
2 Source: Prospectus dated 1/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 – February 28, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Worldwide Health Sciences Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(9/1/09)	(2/28/10)	(9/1/09 – 2/28/10)

Actual*
Class A	$1,000.00	$1,066.10	$10.76
Class B	$1,000.00	$1,062.60	$14.58
Class C	$1,000.00	$1,062.60	$14.58
Class I	$1,000.00	$1,044.60	$ 7.82
Class R	$1,000.00	$1,065.80	$12.04

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,014.40	$10.49
Class B	$1,000.00	$1,010.70	$14.21
Class C	$1,000.00	$1,010.70	$14.21
Class I	$1,000.00	$1,015.60	$ 9.25
Class R	$1,000.00	$1,013.10	$11.73

*	Class I had not commenced operations as of September 1, 2009. Actual expenses are equal to the Fund’s annualized expense ratio of 2.10% for Class A shares, 2.85% for Class B shares, 2.85% for Class C shares, 1.85% for Class I shares and 2.35% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 for Class A, Class B, Class C and Class R (to reflect the one-half year period) and by 151/365 for Class I (to reflect the period from commencement of operations on October 1, 2009 to February 28, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2009 (September 30, 2009 for Class I). The Example reflects the expenses of both the Fund and the Portfolio.

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 2.10% for Class A shares, 2.85% for Class B shares, 2.85% for Class C shares, 1.85% for Class I shares and 2.35% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2009 (September 30, 2009 for Class I). The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2010

Assets

Investment in Worldwide Health Sciences Portfolio, at value (identified cost, $1,030,789,270)	$1,161,304,107
Receivable for Fund shares sold	1,070,582
Other assets	133,955

Total assets	$1,162,508,644

Liabilities

Payable for Fund shares redeemed	$2,306,269
Payable to affiliates:
Management fee	209,633
Distribution and service fees	433,245
Accrued expenses	845,427

Total liabilities	$3,794,574

Net Assets	$1,158,714,070

Sources of Net Assets

Paid-in capital	$994,177,697
Accumulated net realized gain from Portfolio	43,379,030
Accumulated net investment loss	(9,357,494)
Net unrealized appreciation from Portfolio	130,514,837

Total	$1,158,714,070

Class A Shares

Net Assets	$729,767,978
Shares Outstanding	78,439,631
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.30
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.87

Class B Shares

Net Assets	$141,047,133
Shares Outstanding	14,639,468
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.63

Class C Shares

Net Assets	$234,241,616
Shares Outstanding	24,312,149
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.63

Class I Shares

Net Assets	$36,882,919
Shares Outstanding	3,961,934
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.31

Class R Shares

Net Assets	$16,774,424
Shares Outstanding	1,735,000
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.67

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
February 28, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $78,187)	$3,750,497
Interest allocated from Portfolio	27,093
Miscellaneous income	133,955
Expenses allocated from Portfolio	(7,619,242)

Total investment loss	$(3,707,697)

Expenses

Management fee	$1,357,436
Distribution and service fees
Class A	884,471
Class B	808,004
Class C	1,153,122
Class R	36,200
Trustees’ fees and expenses	250
Custodian fee	15,204
Transfer and dividend disbursing agent fees	1,319,814
Legal and accounting services	48,027
Printing and postage	93,353
Registration fees	45,060
Miscellaneous	6,492

Total expenses	$5,767,433

Net investment loss	$(9,475,130)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$44,514,205
Foreign currency transactions	(281,738)

Net realized gain	$44,232,467

Change in unrealized appreciation (depreciation) —
Investments	$38,031,098
Foreign currency	(313,809)

Net change in unrealized appreciation (depreciation)	$37,717,289

Net realized and unrealized gain	$81,949,756

Net increase in net assets from operations	$72,474,626

See notes to financial statements

5

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2010	Year Ended
in Net Assets	(Unaudited)	August 31, 2009

From operations —
Net investment loss	$(9,475,130)	$(16,509,611)
Net realized gain from investment and foreign currency transactions	44,232,467	39,928,750
Net change in unrealized appreciation (depreciation) from investments and foreign currency	37,717,289	(181,257,513)

Net increase (decrease) in net assets from operations	$72,474,626	$(157,838,374)

Distributions to shareholders —
From net realized gain
Class A	$(566,435)	$(126,936,319)
Class B	(119,565)	(32,742,907)
Class C	(178,294)	(33,381,021)
Class I	(28,566)	—
Class R	(11,573)	(1,487,876)

Total distributions to shareholders	$(904,433)	$(194,548,123)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$39,700,935	$167,799,033
Class B	1,509,309	9,784,260
Class C	7,498,348	29,274,295
Class I	36,818,530	—
Class R	4,500,047	8,576,498
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	508,776	110,071,790
Class B	102,673	27,514,436
Class C	129,908	23,782,263
Class I	9,229	—
Class R	10,421	1,350,299
Cost of shares redeemed
Class A	(121,985,183)	(404,541,769)
Class B	(20,527,293)	(54,263,515)
Class C	(25,140,376)	(55,465,012)
Class I	(2,775,856)	—
Class R	(2,204,299)	(4,868,788)
Net asset value of shares exchanged
Class A	32,382,296	56,487,895
Class B	(32,382,296)	(56,487,895)
Redemption fees	9,582	41,604

Net decrease in net assets from Fund share transactions	$(81,835,249)	$(140,944,606)

Net decrease in net assets	$(10,265,056)	$(493,331,103)

	Six Months Ended
	February 28, 2010	Year Ended
Net Assets	(Unaudited)	August 31, 2009

At beginning of period	$1,168,979,126	$1,662,310,229

At end of period	$1,158,714,070	$1,168,979,126

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(9,357,494)	$117,636

See notes to financial statements

6

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009	2008		2007		2006		2005

Net asset value — Beginning of period	$8.730		$10.900	$11.950		$11.230		$10.870		$9.880

Income (Loss) From Operations

Net investment loss(1)	$(0.062)		$(0.087)	$(0.033)		$(0.049)		$(0.075)		$(0.071)
Net realized and unrealized gain (loss)	0.639		(0.737)	0.783		0.940		0.435		1.061

Total income (loss) from operations	$0.577		$(0.824)	$0.750		$0.891		$0.360		$0.990

Less Distributions

From net realized gain	$(0.007)		$(1.346)	$(1.800)		$(0.171)		$—		$—

Total distributions	$(0.007)		$(1.346)	$(1.800)		$(0.171)		$—		$—

Redemption fees(1)	$0.000	(2)	$0.000 (2)	$0.000	(2)	$0.000	(2)	$0.000	(2)	$0.000	(2)

Net asset value — End of period	$9.300		$8.730	$10.900		$11.950		$11.230		$10.870

Total Return(3)	6.61	%(4)	(6.40)%	6.86%		8.00%		3.31%		10.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$729,768		$734,686	$1,031,342		$1,058,768		$1,277,200		$1,387,658
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.10	%(7)	2.11%	1.52	%(8)	1.32	%(8)	1.49	%(8)	1.56	%(8)
Net investment loss	(1.41	)%(7)	(1.03)%	(0.31)%		(0.42)%		(0.68)%		(0.70)%
Portfolio Turnover of the Portfolio	28	%(4)	54%	69%		46%		14%		13%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the years ended August 31, 2008, 2007, 2006 and 2005).

See notes to financial statements

7

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009	2008		2007		2006		2005

Net asset value — Beginning of period	$9.070		$11.340	$12.450		$11.780		$11.480		$10.520

Income (Loss) From Operations

Net investment loss(1)	$(0.099)		$(0.158)	$(0.118)		$(0.142)		$(0.168)		$(0.157)
Net realized and unrealized gain (loss)	0.666		(0.766)	0.808		0.983		0.468		1.117

Total income (loss) from operations	$0.567		$(0.924)	$0.690		$0.841		$0.300		$0.960

Less Distributions

From net realized gain	$(0.007)		$(1.346)	$(1.800)		$(0.171)		$—		$—

Total distributions	$(0.007)		$(1.346)	$(1.800)		$(0.171)		$—		$—

Redemption fees(1)	$0.000	(2)	$0.000 (2)	$0.000	(2)	$0.000	(2)	$0.000	(2)	$0.000	(2)

Net asset value — End of period	$9.630		$9.070	$11.340		$12.450		$11.780		$11.480

Total Return(3)	6.26	%(4)	(7.10)%	6.03%		7.20%		2.61%		9.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$141,047		$182,893	$321,888		$429,929		$554,897		$678,958
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.85	%(7)	2.86%	2.27	%(8)	2.07	%(8)	2.24	%(8)	2.31	%(8)
Net investment loss	(2.16	)%(7)	(1.79)%	(1.06)%		(1.17)%		(1.43)%		(1.46)%
Portfolio Turnover of the Portfolio	28	%(4)	54%	69%		46%		14%		13%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the years ended August 31, 2008, 2007, 2006 and 2005).

See notes to financial statements

8

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009	2008		2007		2006		2005

Net asset value — Beginning of period	$9.070		$11.350	$12.450		$11.780		$11.480		$10.520

Income (Loss) From Operations

Net investment loss(1)	$(0.099)		$(0.157)	$(0.118)		$(0.142)		$(0.167)		$(0.157)
Net realized and unrealized gain (loss)	0.666		(0.777)	0.818		0.983		0.467		1.117

Total income (loss) from operations	$0.567		$(0.934)	$0.700		$0.841		$0.300		$0.960

Less Distributions

From net realized gain	$(0.007)		$(1.346)	$(1.800)		$(0.171)		$—		$—

Total distributions	$(0.007)		$(1.346)	$(1.800)		$(0.171)		$—		$—

Redemption fees(1)	$0.000	(2)	$0.000 (2)	$0.000	(2)	$0.000	(2)	$0.000	(2)	$0.000	(2)

Net asset value — End of period	$9.630		$9.070	$11.350		$12.450		$11.780		$11.480

Total Return(3)	6.26	%(4)	(7.18)%	6.12%		7.20%		2.61%		9.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$234,242		$237,891	$298,695		$339,812		$424,176		$484,652
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.85	%(7)	2.86%	2.27	%(8)	2.07	%(8)	2.24	%(8)	2.31	%(8)
Net investment loss	(2.16	)%(7)	(1.80)%	(1.06)%		(1.17)%		(1.43)%		(1.46)%
Portfolio Turnover of the Portfolio	28	%(4)	54%	69%		46%		14%		13%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the years ended August 31, 2008, 2007, 2006 and 2005).

See notes to financial statements

9

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended
	February 28, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$8.920

Income (Loss) From Operations

Net investment loss(2)	$(0.043)
Net realized and unrealized gain	0.440

Total income from operations	$0.397

Less Distributions

From net realized gain	$(0.007)

Total distributions	$(0.007)

Redemption fees(2)	$0.000	(3)

Net asset value — End of period	$9.310

Total Return(4)	4.46	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$36,883
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.85	%(8)
Net investment loss	(1.17	)%(8)
Portfolio Turnover of the Portfolio	28	%(9)

(1)	For the period from the commencement of operations, October 1, 2009, to February 28, 2010.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s six months ended February 28, 2010.

See notes to financial statements

10

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class R

	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009	2008		2007		2006		2005

Net asset value — Beginning of period	$9.080		$11.300	$12.350		$11.630		$11.280		$10.280

Income (Loss) From Operations

Net investment loss(1)	$(0.076)		$(0.113)	$(0.061)		$(0.082)		$(0.106)		$(0.096)
Net realized and unrealized gain (loss)	0.673		(0.761)	0.811		0.973		0.456		1.096

Total income (loss) from operations	$0.597		$(0.874)	$0.750		$0.891		$0.350		$1.000

Less Distributions

From net realized gain	$(0.007)		$(1.346)	$(1.800)		$(0.171)		$—		$—

Total distributions	$(0.007)		$(1.346)	$(1.800)		$(0.171)		$—		$—

Redemption fees(1)	$0.000	(2)	$0.000 (2)	$0.000	(2)	$0.000	(2)	$—		$0.000	(2)

Net asset value — End of period	$9.670		$9.080	$11.300		$12.350		$11.630		$11.280

Total Return(3)	6.58	%(4)	(6.63)%	6.62%		7.73%		3.10%		9.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,774		$13,508	$10,386		$7,265		$5,664		$3,101
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.35	%(7)	2.36%	1.77	%(8)	1.57	%(8)	1.74	%(8)	1.81	%(8)
Net investment loss	(1.66	)%(7)	(1.30)%	(0.55)%		(0.68)%		(0.92)%		(0.91)%
Portfolio Turnover of the Portfolio	28	%(4)	54%	69%		46%		14%		13%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the years ended August 31, 2008, 2007, 2006 and 2005).

See notes to financial statements

11

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Fund’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Fund’s application of generally accepted accounting principles.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio and other income, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws

12

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A, Class I and Class R shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. Pursuant to the management fee agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.25% of the Fund’s average daily net assets up to $500 million, 0.233% from $500 million up to $1 billion, 0.217% from $1 billion up to $1.5 billion and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. For the six months ended February 28, 2010, the management fee was equivalent to 0.24% (annualized) of the Fund’s average daily net assets and amounted to $1,357,436.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2010, EVM earned $54,909 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $41,953 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2010. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organization.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2010 amounted to $884,471 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum

13

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 28, 2010, the Fund paid or accrued to EVD $606,003 and $864,842 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At February 28, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $9,555,000 and $58,791,000, respectively.

The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended February 28, 2010, the Fund paid or accrued to EVD $18,100, representing 0.25% (annualized) of the average daily net assets of Class R shares.

The Class B, Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2010 amounted to $202,001, $288,280 and $18,100 for Class B, Class C and Class R shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2010, the Fund was informed that EVD received approximately $800, $55,000 and $7,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended February 28, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $13,998,196 and $103,291,149, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	February 28, 2010	Year Ended
Class A	(Unaudited)	August 31, 2009

Sales	4,462,168	19,607,359
Issued to shareholders electing to receive payments of distributions in Fund shares	56,405	13,793,457
Redemptions	(13,811,599)	(50,581,854)
Exchange from Class B shares	3,572,854	6,742,220

Net decrease	(5,720,172)	(10,438,818)

14

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	February 28, 2010	Year Ended
Class B	(Unaudited)	August 31, 2009

Sales	162,520	1,122,004
Issued to shareholders electing to receive payments of distributions in Fund shares	10,969	3,303,054
Redemptions	(2,244,659)	(6,170,065)
Exchange to Class A shares	(3,444,983)	(6,477,377)

Net decrease	(5,516,153)	(8,222,384)

	Six Months Ended
	February 28, 2010	Year Ended
Class C	(Unaudited)	August 31, 2009

Sales	808,192	3,367,884
Issued to shareholders electing to receive payments of distributions in Fund shares	13,879	2,855,013
Redemptions	(2,727,223)	(6,330,077)

Net decrease	(1,905,152)	(107,180)

	Period Ended
	February 28, 2010
Class I	(Unaudited)(1)

Sales	4,270,806
Issued to shareholders electing to receive payments of distributions in Fund shares	1,023
Redemptions	(309,895)

Net increase	3,961,934

	Six Months Ended
	February 28, 2010	Year Ended
Class R	(Unaudited)	August 31, 2009

Sales	484,792	966,849
Issued to shareholders electing to receive payments of distributions in Fund shares	1,111	162,491
Redemptions	(238,139)	(560,854)

Net increase	247,764	568,486

(1)	Class I commenced operations on October 1, 2009.

For the six months ended February 28, 2010 and year ended August 31, 2009, the Fund received $9,582 and $41,604, respectively, in redemption fees.

15

Worldwide Health Sciences Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.79%

			Percentage of
Security	Shares	Value	Net Assets

Major Capitalization - Europe — 13.94%(1)

Novartis AG	730,000	$40,448,699	3.48%
Roche Holding AG	270,200	45,142,144	3.89
Shire PLC ADR	759,200	48,983,584	4.22
Teva Pharmaceutical Industries, Ltd. ADR	455,000	27,304,550	2.35

		$161,878,977	13.94%

Major Capitalization - North America — 44.18%(1)

Aetna, Inc.	670,000	$20,093,300	1.73%
Allergan, Inc.	465,000	27,169,950	2.34
Amgen, Inc.(2)	790,000	44,721,900	3.85
Baxter International, Inc.	583,000	33,190,190	2.86
Bristol-Myers Squibb Co.	1,390,000	34,068,900	2.93
Genzyme Corp. (2)	860,000	49,192,000	4.24
Gilead Sciences, Inc.(2)	950,000	45,229,500	3.90
Hospira, Inc.(2)	280,000	14,652,400	1.26
Johnson & Johnson	715,000	45,045,000	3.88
Merck & Co., Inc.	1,100,000	40,568,000	3.49
Pfizer, Inc.	2,550,000	44,752,500	3.85
St. Jude Medical, Inc.(2)	180,000	6,879,600	0.59
Thermo Fisher Scientific, Inc.(2)	586,000	28,579,220	2.46
UnitedHealth Group, Inc.	650,000	22,009,000	1.90
Vertex Pharmaceuticals, Inc.(2)	869,000	35,290,090	3.04
WellPoint, Inc.(2)	350,000	21,654,500	1.86

		$513,096,050	44.18%

Small & Mid Capitalization -Europe — 2.68%(1)

Elan Corp. PLC ADR(2)	3,800,000	$26,068,000	2.24%
Genmab AS (2)	302,900	5,092,358	0.44

		$31,160,358	2.68%

Small & Mid Capitalization - Far East — 6.67%(1)

Nichi-Iko Pharmaceutical Co., Ltd.	815,000	$23,992,121	2.06%
Sawai Pharmaceutical Co., Ltd.	410,000	28,200,752	2.43
Towa Pharmaceutical Co., Ltd.	470,000	25,275,129	2.18

		$77,468,002	6.67%

Small & Mid Capitalization - North America — 27.32%(1)

Alexion Pharmaceuticals, Inc.(2)	465,000	$23,026,800	1.98%
Align Technology, Inc.(2)	1,002,800	18,150,680	1.56
Allos Therapeutics, Inc.(2)	2,883,000	22,429,740	1.93
Amylin Pharmaceuticals, Inc.(2)	600,000	11,340,000	0.98
BioMarin Pharmaceutical, Inc.(2)	1,302,000	26,040,000	2.24
Cubist Pharmaceuticals, Inc.(2)	1,153,100	24,261,224	2.09
Dendreon Corp. (2)	781,200	24,396,876	2.10
Endo Pharmaceuticals Holdings, Inc.(2)	1,200,000	27,300,000	2.35
Genomic Health, Inc.(2)	663,100	11,869,490	1.02
Illumina, Inc.(2)	630,000	22,881,600	1.97
InterMune, Inc.(2)	989,900	13,601,226	1.17
Masimo Corp. (2)	430,000	11,906,700	1.03
Medicines Co. (2)	1,159,000	8,924,300	0.77
Momenta Pharmaceuticals, Inc.(2)	732,300	10,720,872	0.93
Mylan, Inc.(2)	620,000	13,230,800	1.14
NPS Pharmaceuticals, Inc.(2)	2,385,000	7,965,900	0.69
OSI Pharmaceuticals, Inc.(2)	575,000	21,286,500	1.83
Perrigo Co.	361,000	17,894,770	1.54

		$317,227,478	27.32%

Total Common Stocks
(identified cost $979,492,427)		$1,100,830,865

Convertible Preferred Stocks — 2.22%

			Percentage of
Security	Shares	Value	Net Assets

Small & Mid Capitalization - North America — 2.22%(1)

Mylan, Inc., 6.50%	20,000	$25,763,400	2.22%

		$25,763,400	2.22%

Total Convertible Preferred Stocks
(identified cost $16,575,000)		$25,763,400

See notes to financial statements

16

Worldwide Health Sciences Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Call Options — 0.0%

	Number of	Strike	Expiration		Percentage of
Description	Contracts	Price	Date	Value	Net Assets

Small & Mid Capitalization - North America — 0.00%(1)

Orchid Cellmark, Inc.(2)(3)	1,600	$21.7	7/24/2011	$0	0.00%
Orchid Cellmark, Inc.(2)(3)	649	23.5	7/24/2011	0	0.00
Orchid Cellmark, Inc.(2)(3)	649	8.05	9/29/2011	0	0.00

				$0	0.00%

Total Call Options (identified cost $0)				$0

Short-Term Investments — 2.82%

	Interest		Percentage of
Description	(000’s Omitted)	Value	Net Assets

Eaton Vance Cash Reserves Fund, LLC, 0.13%(4)	$32,686	$32,685,727	2.82%

Total Short-Term Investments
(identified cost $32,685,727)		$32,685,727

Total Investments (identified cost $1,028,753,154)		$1,159,279,992	99.83%

Other Assets, Less Liabilities		$2,024,427	0.17%

Net Assets		$1,161,304,419	100.00%

ADR - American Depositary Receipt

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the six months ended February 28, 2010 was $1,946 and $0, respectively.

See notes to financial statements

17

Worldwide Health Sciences Portfolio as of February 28, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2010

Assets

Unaffiliated investments, at value (identified cost, $996,067,427)	$1,126,594,265
Affiliated investment, at value (identified cost, $32,685,727)	32,685,727
Foreign currency, at value (identified cost, $115,076)	115,406
Dividends receivable	463,883
Interest receivable from affiliated investment	1,453
Receivable for investments sold	9,232,280
Tax reclaims receivable	1,882,423

Total assets	$1,170,975,437

Liabilities

Payable for investments purchased	$8,404,063
Payable to affiliates:
Investment adviser fee	950,524
Administration fee	188,002
Accrued expenses	128,429

Total liabilities	$9,671,018

Net Assets applicable to investors’ interest in Portfolio	$1,161,304,419

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,030,722,540
Net unrealized appreciation	130,581,879

Total	$1,161,304,419

Statement of Operations

For the Six Months Ended
February 28, 2010

Investment Income

Dividends (net of foreign taxes, $78,187)	$3,750,498
Interest income allocated from affiliated investments	27,093
Expenses allocated from affiliated investments	(25,147)

Total investment income	$3,752,444

Expenses

Investment adviser fee	$6,093,731
Administration fee	1,217,403
Trustees’ fees and expenses	19,246
Custodian fee	201,508
Legal and accounting services	36,567
Miscellaneous	25,683

Total expenses	$7,594,138

Deduct —
Reduction of custodian fee	$43

Total expense reductions	$43

Net expenses	$7,594,095

Net investment loss	$(3,841,651)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$44,546,370
Investment transactions allocated from affiliated investments	(32,155)
Foreign currency transactions	(281,738)

Net realized gain	$44,232,477

Change in unrealized appreciation (depreciation) —
Investments	$38,031,110
Foreign currency	(313,809)

Net change in unrealized appreciation (depreciation)	$37,717,301

Net realized and unrealized gain	$81,949,778

Net increase in net assets from operations	$78,108,127

See notes to financial statements

18

Worldwide Health Sciences Portfolio as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2010	Year Ended
in Net Assets	(Unaudited)	August 31, 2009

From operations —
Net investment loss	$(3,841,651)	$(3,484,727)
Net realized gain from investment and foreign currency transactions	44,232,477	39,928,758
Net change in unrealized appreciation (depreciation) from investments and foreign currency	37,717,301	(181,257,538)

Net increase (decrease) in net assets from operations	$78,108,127	$(144,813,507)

Capital transactions —
Contributions	$13,998,196	$179,128,503
Withdrawals	(103,291,149)	(526,382,216)

Net decrease in net assets from capital transactions	$(89,292,953)	$(347,253,713)

Net decrease in net assets	$(11,184,826)	$(492,067,220)

Net Assets

At beginning of period	$1,172,489,245	$1,664,556,465

At end of period	$1,161,304,419	$1,172,489,245

See notes to financial statements

19

Worldwide Health Sciences Portfolio as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009	2008		2007		2006		2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.34	%(2)	1.34%	0.81	%(3)	0.62	%(3)	0.81	%(3)	0.82	%(3)
Net investment income (loss)	(0.67	)%(2)	(0.28)%	0.39%		0.28%		(0.01)%		0.03%
Portfolio Turnover	28	%(4)	54%	69%		46%		14%		13%

Total Return	7.02	%(4)	(5.67)%	7.62%		8.76%		4.03%		10.85%

Net assets, end of period (000’s omitted)	$1,161,304		$1,172,489	$1,664,556		$1,841,728		$2,268,551		$2,563,397

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the years ended August 31, 2008, 2007, 2006 and 2005).

(4)	Not annualized.

See notes to financial statements

20

Worldwide Health Sciences Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2010, Eaton Vance Worldwide Health Sciences Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Portfolio’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Portfolio’s application of generally accepted accounting principles.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and, prior to its liquidation in February 2010, Cash Management Portfolio (Cash Management), affiliated investment companies managed by Eaton Vance Management (EVM) and Boston Management and Research (BMR), a subsidiary of EVM, respectively. Cash Reserves Fund and Cash Management generally value their investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which Cash Reserves Fund and Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Management may value their investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted

21

Worldwide Health Sciences Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of February 28, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by OrbiMed Advisors, LLC (OrbiMed) as compensation for investment advisory services rendered to the Portfolio. Pursuant to the

22

Worldwide Health Sciences Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

investment advisory agreement and subsequent fee reduction agreement between the Portfolio and OrbiMed, the fee is computed at an annual rate of 1.00% of the Portfolio’s first $30 million in average daily net assets, 0.90% of the next $20 million, 0.75% of the next $450 million, 0.70% from $500 million up to $1 billion, 0.65% from $1 billion up to $1.5 billion and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. In addition, effective September 1, 1997, OrbiMed’s fee is subject to an upward or downward performance adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor’s 500 Index over a 36-month performance period. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 28, 2010, the Portfolio’s investment adviser fee totaled $6,115,712 of which $21,981 was allocated from Cash Management and $6,093,731 was paid or accrued directly by the Portfolio. For the six months ended February 28, 2010, the investment adviser fee, including an upward performance adjustment of $1,983,551, and including the portion allocated from Cash Management, was equivalent to 1.06% (annualized) of the Portfolio’s average daily net assets.

The administration fee is earned by EVM as compensation for administrative services rendered to the Portfolio. Pursuant to the administration agreement and subsequent fee reduction agreements between the Portfolio and EVM, the fee is computed at an annual rate of 0.225% of the Portfolio’s average daily net assets up to $500 million, 0.208% from $500 million up to $1 billion, 0.192% from $1 billion up to $1.5 billion and at reduced rates as daily net assets equal or exceed that level. For the six months ended February 28, 2010, the administration fee was equivalent to 0.21% (annualized) of the Portfolio’s average daily net assets and amounted to $1,217,403.

Except for Trustees of the Portfolio who are not members of OrbiMed’s or EVM’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $314,500,985 and $409,368,555, respectively, for the six months ended February 28, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,028,584,522

Gross unrealized appreciation	$208,630,547
Gross unrealized depreciation	(77,935,077)

Net unrealized appreciation	$130,695,470

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2010.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally

23

Worldwide Health Sciences Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Concentration of Credit Risk

As the Portfolio concentrates its investments in medical research and the health care industry, it will likely be affected by events that adversely affect that industry. The Portfolio has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio’s shares can also be impacted by regulatory activities that affect health sciences companies.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Major Capitalization – Europe	$76,288,134	$85,590,843		$—	$161,878,977
Major Capitalization – North America	513,096,050	—		—	513,096,050
Small & Mid Capitalization – Europe	26,068,000	5,092,358		—	31,160,358
Small & Mid Capitalization — Far East	—	77,468,002		—	77,468,002
Small & Mid Capitalization – North America	317,227,478	—		—	317,227,478

Total Common Stocks	$932,679,662	$168,151,203	*	$—	$1,100,830,865

Convertible Preferred Stocks
Small & Mid Capitalization – North America	$25,763,400	$—		$—	$25,763,400

Total Convertible Preferred Stocks	$25,763,400	$—		$—	$25,763,400

Call Options	$—	$—		$0	$0
Short-Term Investments	—	32,685,727		—	32,685,727

Total Investments	$958,443,062	$200,836,930		$0	$1,159,279,992

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Call Options

Balance as of August 31, 2009	$13
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)*	(13)
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of February 28, 2010	$0

Change in net unrealized appreciation (depreciation) on investments still held as of February 28, 2010*	$(13)

*	Amount is included in the related amount on investments in the Statement of Operations.

All Level 3 investments held at February 28, 2010 were valued at $0.

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Eaton Vance Worldwide Health Sciences Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

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Eaton Vance Worldwide Health Sciences Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Worldwide Health Sciences Portfolio (the “Portfolio”), the portfolio in which the Eaton Vance Worldwide Health Sciences Fund (the “Fund”) invests, with OrbiMed Advisors, LLC (the “Adviser”), as well as the administration agreement of the Portfolio with Eaton Vance Management (“EVM” or the “Administrator”), and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser’s and Administrator’s management capabilities and the Adviser’s investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the Adviser’s experience in managing health sciences portfolios and the experience of the large group of professional and support staff including portfolio managers, traders and analysts who provide services under the investment advisory agreement. The Board evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the Adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser, the Administrator and their respective affiliates. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and Administrator and their affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered the EVM’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered EVM’s efforts and expertise with respect to each of the following matters

26

Eaton Vance Worldwide Health Sciences Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2008 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual management, advisory and administrative fee rates payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the advisory fee includes a performance-based component that is intended to align the interests of the Adviser with the interests of shareholders.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Administrator, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator and their respective affiliates in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized by the Adviser or the Administrator without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser or the Administrator in connection with their relationships with the Portfolio and the Fund, including the benefits of research services that may be available as a result of securities transactions effected for the Portfolio and other investment advisory clients and the benefits to the Administrator of payments by the Adviser to an affiliate of the Administrator to support marketing of the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and the Administrator, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s and Administrator’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

27

Eaton Vance Worldwide Health Sciences Fund

OFFICERS AND TRUSTEES

Eaton Vance Worldwide Health Sciences Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Worldwide Health Sciences Portfolio

Officers Samuel D. Isaly President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

28

Sponsor and Manager of Eaton Vance Worldwide Health Sciences Fund
and Administrator of Worldwide Health Sciences Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Adviser of Worldwide Health Sciences Portfolio
OrbiMed Advisors, LLC
767 3rd Avenue
New York, NY 10017

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Worldwide Health Sciences Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

426-4/10	HSSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust Jr. Thomas E. Faust Jr.
President

Date:	April 9, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	April 9, 2010

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	April 9, 2010